VALIC Company I
Prospectus, October 1, 2017
Saving : Investing : Planning
VALIC Company I (“VC I”) is a mutual fund complex made up of 34 separate funds (each, a “Fund”, and collectively, the “Funds”) ten of which are described in this prospectus. Each of the Funds has its own investment objective. Each Fund is explained in more detail in its respective Fund Summary contained herein.
Ticker Symbol:
Dynamic Allocation Fund	VDAFX
Emerging Economies Fund	VCGEX
Foreign Value Fund	VCFVX
Government Money Market I Fund	VCIXX
International Equities Index Fund	VCIEX
Mid Cap Index Fund	VMIDX
Nasdaq-100 ® Index Fund	VCNIX
Science & Technology Fund	VCSTX
Small Cap Index Fund	VCSLX
Stock Index Fund	VSTIX
This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.
The Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities, nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to state otherwise.

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Fund Summary: Dynamic Allocation Fund
Investment Objective

The Fund’s investment objectives are capital appreciation and current income while managing net equity exposure.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Fund is offered. If the separate account’s fees were shown, the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees. As an investor in the Fund, you pay the expenses of the Fund and indirectly pay a proportionate share of the expenses of the investment companies in which the Fund invests (the"Underlying Funds").
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%
Other Expenses	0.07%
Acquired Fund Fees and Expenses	0.60%
Total Annual Fund Operating Expenses[1]	0.92%
[1]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table of the Fund’s annual report, which reflects the net operating expenses of the Fund (0.31%) and does not include Acquired Fund Fees and Expenses. “Acquired Fund Fees and Expenses” include fees and expenses incurred indirectly by the Fund as a result of investments in shares of one or more mutual funds, hedge funds, private equity funds or other pooled investment vehicles.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses  remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
1 Year	3 Years	5 Years	10 Years
$94	$293	$509	$1,131
Portfolio Turnover
The portion of the Fund that operates as a fund-of-funds does not pay transaction costs when it buys and sells shares of Underlying Funds (or “turns over” its portfolio). An Underlying Fund pays transaction costs, such as commissions, when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the performance of both the Underlying Funds and the Fund. The Fund does, however, pay transaction costs when it buys and sells the financial instruments held in the Overlay Component of the Fund (defined below). During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund seeks to achieve its objectives by investing under normal conditions approximately 70% to 90% of its assets in shares of the Underlying Funds, which are portfolios of VALIC Company I (“VC I”) and VALIC Company II (“VC II”), (collectively, the “Underlying Companies”) (the “Fund-of-Funds Component”) and 10% to 30% of its assets in a portfolio of derivative instruments, fixed income securities and short-term investments (the “Overlay Component”).
The Fund-of-Funds Component will allocate approximately 50% to 80% of its assets to Underlying Funds investing primarily in equity securities and 20% to 50% of its assets to Underlying Funds investing primarily in fixed income securities and short-term investments, which may include mortgage- and asset-backed securities, to seek capital appreciation and generate income.
The Overlay Component will invest in derivative instruments to manage the Fund’s net equity exposure. The derivative instruments used by the Overlay Component will primarily consist of stock index futures and stock index options, but may also include options on stock index futures and stock index swaps. The aforementioned derivative instruments may be traded on an exchange or over the counter. The Fund’s net equity exposure will be primarily adjusted through the use of stock index futures and stock index options. When the market is in a state of higher volatility, the Fund may decrease its net equity exposure by taking a net short position in derivative instruments. (As used throughout this prospectus, “net equity exposure” means the Fund’s level of exposure to the equity market through Underlying Funds investing primarily in equities, plus or minus the notional amount of a long or short position in equities obtained through the use of derivatives or other

Fund Summary: Dynamic Allocation Fund
instruments in the Overlay Component.) When the Fund purchases a derivative to increase the Fund’s net equity exposure, it is using derivatives for speculative purposes. When the Fund sells derivatives instruments short to reduce the Fund’s net equity exposure, it is using derivatives for hedging purposes.
The Overlay Component will also invest in fixed income securities and short-term investments, to generate income, to manage cash flows and liquidity needs of the overall Fund, and to serve as collateral for the derivative instruments used to manage the overall Fund’s net equity exposure.
VALIC is the Fund’s investment adviser (the “Adviser”). The Fund is sub-advised by SunAmerica Asset Management, LLC (“SunAmerica”) and AllianceBernstein L.P. (“AllianceBernstein”). The Adviser will determine the allocation between the Fund-of-Funds Component and the Overlay Component. SunAmerica is also responsible for managing the Fund-of-Funds Component’s investment in Underlying Funds, so it will determine the target allocation between Underlying Funds that invest primarily in equity securities and Underlying Funds that invest primarily in fixed income securities. SunAmerica performs an investment analysis of possible investments for the Fund and selects the universe of permitted Underlying Funds as well as the allocation to each Underlying Fund. The Adviser may change the Fund’s asset allocation between the Fund-of-Funds Component and the Overlay Component from time to time without prior notice. SunAmerica may also change the Fund-of-Funds Component’s allocation among the Underlying Funds, and may invest in other funds not currently among the Underlying Funds, from time to time without prior notice to investors.
The Fund-of-Funds Component seeks to achieve capital appreciation primarily through its investments in Underlying Funds that invest in equity securities of both U.S. and non-U.S. companies of all market capitalizations, but expects to invest to a lesser extent in Underlying Funds that invest primarily in small- and mid-cap U.S. companies and foreign companies. The Fund normally does not expect to have more than 25% of its total assets allocated to Underlying Funds investing primarily in foreign securities, and no more than 5% of its total assets to Underlying Funds investing primarily in emerging markets (an emerging market is any country that is included in the MSCI Emerging Markets Index). The Fund-of-Funds Component seeks to achieve current income through its investments in Underlying Funds that primarily invest in fixed income securities, including both U.S. and foreign investment grade securities, but the Fund normally does not expect to have more than 5% of total assets allocated to Underlying Funds investing primarily in high-
yield, high-risk bonds (commonly known as “junk bonds”), which are considered speculative. Fund cash flows are expected to be used to maintain or move Underlying Fund exposure close to target allocations, but sales and purchases of Underlying Funds may also be used to change or remain near target allocations.
The Overlay Component comprises the remaining 10%-30% of the Fund’s total assets. AllianceBernstein is responsible for managing the Overlay Component, which includes management of the derivative instruments, fixed income securities and short-term investments.
AllianceBernstein may invest the Overlay Component in derivative instruments to increase or decrease the Fund’s overall net equity exposure and, therefore, its volatility and return potential. Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument or index over time. High levels of volatility may result from rapid and dramatic price swings. Through its use of derivative instruments, AllianceBernstein may adjust the Fund’s net equity exposure down to a minimum of 25% or up to a maximum of 100%, although the operation of the formula (as described below) is expected to result in an average net equity exposure over long term periods of approximately 60%-65%. The Fund’s net equity exposure is primarily adjusted through the use of derivative instruments, such as stock index futures and stock index options as the allocation among Underlying Funds in the Fund-of-Funds Component is expected to remain fairly stable. For example, when the market is in a state of higher volatility, AllianceBernstein may decrease the Fund’s net equity exposure by taking a short position in derivative instruments. A short sale involves the sale by the Fund of a security or instrument it does not own with the expectation of purchasing the same security or instrument at a later date at a lower price. The operation of the Overlay Component may therefore expose the Fund to leverage. Because derivative instruments may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, the remainder of the assets in the Overlay Component will be invested in a variety of fixed income securities.
AllianceBernstein will manage the Fund’s net equity exposure pursuant to a formula provided by the Adviser and developed by affiliated insurance companies of the Adviser. The formula is based on equity market measures of S&P 500® Index volatility, and is intended to provide guidance to AllianceBernstein with respect to the allocation of the Overlay Component’s assets among general categories. AllianceBernstein is responsible for determining in which securities or derivative instruments to invest and for making the Overlay Component investments for the Fund. As estimated equity market

Fund Summary: Dynamic Allocation Fund
volatility decreases or increases, AllianceBernstein will adjust the Fund’s net equity exposure up or down in an effort to maintain a relatively stable exposure to equity market volatility over time, subject to the minimum and maximum net equity exposure ranges listed above. No assurance can be made that such adjustment will have the intended effect. The formula used by AllianceBernstein may change over time based on proposals by the affiliated insurance companies. Any changes to the formula proposed by the affiliated insurance companies will be implemented only if they are approved by the Adviser and the Fund’s Board of Directors (the “Board”), including a majority of the Independent Directors.
The Fund’s performance may be lower than similar Funds that do not seek to manage their equity exposure. If AllianceBernstein increases the Fund’s net equity exposure and equity markets decline, the Fund may underperform traditional or static allocation funds. Likewise, if AllianceBernstein reduces the Fund’s net equity exposure and equity markets rise, the Fund may also underperform traditional or static allocation funds.
In addition to managing the Fund’s overall net equity exposure as described above, AllianceBernstein will, within established guidelines, manage the Overlay Component in an attempt to generate income, manage Fund cash flows and liquidity needs, and manage collateral for the derivative instruments. AllianceBernstein will manage the fixed income investments of the Overlay Component by investing in securities rated investment grade or higher by a nationally recognized statistical ratings organization, or, if unrated, determined by AllianceBernstein to be of comparable quality. At least 50% of the Overlay Component’s fixed income investments will be invested in U.S. Government securities, cash, repurchase agreements, and money market securities. A portion of the Overlay Component may be held in short-term investments as needed, in order to manage daily cash flows to or from the Fund or to serve as collateral. AllianceBernstein may also invest the Overlay Component in derivative instruments to generate income and manage Fund’s cash flows and liquidity needs.
The following chart sets forth the target allocations of the Fund on or about May 31, 2017, to equity and fixed income Underlying Funds and securities. These target allocations represent the Fund’s current goal for the allocation of its assets and does not take into account any change in net equity exposure from use of derivatives in the Overlay Component. The Fund’s actual allocations could vary substantially from the target allocations due to market valuation changes, changes in the target allocations and AllianceBernstein’s management of the Overlay Component in response to volatility changes.
Asset Class	% of Fund-of-Fund	% of Total Fund
Equity		60%
U.S. Large Cap	53.0%	42.4%
U.S. Small and Mid Cap	8.0%	6.4%
Foreign Equity	13.0%	10.4%
Alternatives (REITs)	1.0%	0.8%

Fixed Income		40%
U.S. Investment Grade	20.50%	36.4%
U.S. High Yield and MultiSector	4.0%	3.2%
Foreign Fixed Income	0.50%	0.4%
		100.0%
Principal Risks of Investing in the Fund

There can be no assurance that the Fund’s investment objectives will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objectives. If the value of the assets of the Fund goes down, you could lose money.
The risks of investing in the Fund include indirect risks associated with the Fund’s investments in Underlying Funds. The value of your investment in the Fund may be affected by one or more of the following risks, which are described in more detail in the sections “Additional Information About the Fund’s Investment Strategies and Investment Risks” and the “Investment Glossary” in the Prospectus, any of which could cause the Fund’s return, the price of the Fund’s shares or the Fund’s yield to fluctuate. Please note that there are many other

Fund Summary: Dynamic Allocation Fund
circumstances that could adversely affect your investment and prevent the Fund from reaching its objective, which are not described here.
Market Risk. Market risk is both a direct and indirect risk of investing in the Fund. The Fund’s or an Underlying Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the investment adviser’s assessment of companies held in an Underlying Fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Fund’s or an Underlying Fund’s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable Funds.
Derivatives Risk. Derivatives risk is both a direct and indirect risk of investing in the Fund. A derivative is any financial instrument whose value is based on, and determined by, another security, index or benchmark (i.e., stock option, futures, caps, floors, etc.). To the extent a derivative contract is used to hedge another position in the Fund or an Underlying Fund, the Fund or Underlying Fund will be exposed to the risks associated with hedging described below. To the extent an option, futures contract, swap, or other derivative is used to enhance return, rather than as a hedge, the Fund or Underlying Fund will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position. By purchasing over-the-counter derivatives, the Fund or Underlying Fund is exposed to credit quality risk of the counterparty.
Counterparty Risk. Counterparty risk is both a direct and indirect risk of investing in the Fund. Counterparty risk is the risk that a counterparty to a security, loan or derivative held by the Fund or an Underlying Fund becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund or an Underlying Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and there may be no recovery or limited recovery in such circumstances.
Leverage Risk. Leverage risk is a direct risk of investing in the Fund. Certain managed futures instruments, and some other derivatives the Fund buys involve a degree of leverage. Leverage occurs when an investor has the right to a return on an investment that exceeds the return that the investor would be expected to receive based on the amount contributed to the investment. The Fund’s use of certain economically leveraged futures and other derivatives can result in a loss substantially greater than the amount invested in the futures or other derivative itself. Certain futures and other derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When the Fund uses futures and other derivatives for leverage, a shareholder’s investment in the Fund will tend to be more volatile, resulting in larger gains or losses in response to the fluctuating prices of the Fund’s investments.
Risk of Investing in Bonds. This is both a direct and indirect risk of investing in the Fund. As with any fund that invests significantly in bonds, the value of an investment in the Fund or an Underlying Fund may go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers.
Interest Rate Fluctuations Risk. Interest rate risk is both a direct and indirect risk of investing in the Fund. Fixed income securities may be subject to volatility due to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates; as interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. In periods of very low short-term interest rates, the Fund’s or an Underlying Fund’s yield may become negative, which may result in a decline in the value of your investment. Interest rates have been historically low, so the Fund and the Underlying Funds face a heightened risk that interest rates may rise.
Credit Risk. Credit risk is both a direct and indirect risk of investing in the Fund. Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund or an Underlying Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions.
Hedging Risk. Hedging risk is both a direct and indirect risk of investing in this Fund. A hedge is an investment made in order to reduce the risk of adverse price movements in a currency or other investment, by taking an offsetting position (often through a derivative, such as an option or forward). While hedging strategies can be very useful and inexpensive ways of reducing risk, they are

Fund Summary: Dynamic Allocation Fund
sometimes ineffective due to the unexpected changes in the market. Hedging also involves the risk that changes in the value of the related security will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced. For gross currency hedges by Underlying Funds, there is an additional risk, to the extend that these transactions create exposure to currencies in which an Underlying Fund’s securities are not denominated.
Short Sales Risk. Short sale risk is both a direct and indirect risk of investing in the Fund. Short sales by the Fund or an Underlying Fund involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales are potentially unlimited, whereas losses from purchases can be no greater than the total amount invested.
U.S. Government Obligations Risk. This is both a direct and indirect risk of investing in the Fund. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and are generally considered to have minimal credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government; the securities may be supported only by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.
Risk of Investing in Money Market Securities. This is both a direct and indirect risk of investing in the Fund. An investment in the Fund is subject to the risk that the value of its investments in high-quality short-term obligations (“money market securities”) may be subject to changes in interest rates, changes in the rating of any money market security and in the ability of an issuer to make payments of interest and principal.
Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Dynamic Allocation Risk. The Fund’s risks will directly correspond to the risks of the Underlying Funds and other direct investments in which it invests. The Fund is subject to the risk that the investment process that will determine the selection of the Underlying Funds and the volatility formula that will be used to determine the allocation and reallocation of the Fund’s assets among the various asset classes and instruments may not produce the desired result. The Fund is also subject to the risk that AllianceBernstein may be prevented from trading certain derivatives effectively or in a timely manner.
Risk of Conflict with Insurance Company Interests. Managing the Fund’s net equity exposure may serve to reduce the risk from equity market volatility to the affiliated insurance companies and facilitate their ability to provide guaranteed benefits associated with certain Variable Contracts. While the interests of Fund shareholders and the affiliated insurance companies providing guaranteed benefits associated with the Variable Contracts are generally aligned, the affiliated insurance companies (and the Adviser by virtue of its affiliation with the insurance companies) may face potential conflicts of interest. In particular, certain aspects of the Fund’s management have the effect of mitigating the financial risks to which the affiliated insurance companies are subjected by providing those guaranteed benefits. In addition, the Fund’s performance may be lower than similar Funds that do not seek to manage their equity exposure.
Investment Company Risk. The risks of the Fund owning other investment companies, including the Underlying Funds, generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in these investments could result in it being more volatile than the underlying Fund of securities. Disruptions in the markets for the securities held by other investment company companies, including the Underlying Funds purchased or sold by the Fund could result in losses on the Fund’s investment in such securities. The other investment company companies, including Underlying Funds also have fees that increase their costs versus owning the underlying securities directly.
Affiliated Fund Risk. In managing the portion of the Fund that invests in Underlying Funds, SunAmerica will have the authority to select and substitute the Underlying Funds. SunAmerica may be subject to potential conflicts of interest in allocating the Fund’s assets among the various Underlying Funds because the fees payable to it by the Adviser for some of the Underlying Funds are higher than the fees payable by other Underlying Funds and because SunAmerica also is responsible for managing and administering certain of the Underlying Funds.

Fund Summary: Dynamic Allocation Fund
Other indirect principal risks of investing in the Fund (direct risks of investing in the Underlying Funds) include:
Large-Cap Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, an Underlying Fund’s value may not rise as much as the value of Funds that emphasize smaller companies.
“Passively Managed” Strategy Risk. An Underlying Fund following a passively managed strategy will not deviate from its investment strategy. In most cases, it will involve a passively managed strategy utilized to achieve investment results that correspond to a particular market index. Such a Fund will not sell securities in its portfolio and buy different securities for other reasons, even if there are adverse developments concerning a particular security, company or industry. There can be no assurance that the strategy will be successful.
Small- and Medium-Sized Companies Risk. Securities of small- and medium-sized companies are usually more volatile and entail greater risks than securities of large companies. Growth Stock Risk. Growth stocks are historically volatile, which will affect certain Underlying Funds.
Value Investing Risk. The investment adviser’s judgments that a particular security is undervalued in relation to the company’s fundamental economic value may prove incorrect, which will affect certain Underlying Funds.
Foreign Investment Risk. Investments in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as the U.S. government. Foreign investments will also be affected by local political or economic developments and governmental actions by the United States or other governments. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened for emerging markets issuers. Historically, the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.
Credit Quality Risk. The creditworthiness of an issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. Issuers with low credit ratings typically issue junk bonds, which are considered speculative. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than investment grade bonds.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed-income securities. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the S&P 500® Index, the Barclays U.S. Aggregate Bond Index, and a Blended Index. The blended index is comprised of the S&P 500® Index (60%) and the Barclays U.S. Aggregate Bond Index (40%). Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
As of July 31, 2017, SunAmerica and AllianceBernstein managed approximately 80% and 20% of the Fund’s assets, respectively. The percentage of the Fund’s assets

Fund Summary: Dynamic Allocation Fund
that each sub-adviser manages may, at the adviser’s discretion, change from time to time.
During the 4-year period shown in the bar chart, the highest return for a quarter was 6.51% (quarter ended March 31, 2013) and the lowest return for a quarter was -5.86% (quarter ended September 30, 2015). The year-to-date calendar return as of June 30, 2017 was 9.21%.
Average Annual Total Returns (For the periods ended December 31, 2016)
	1 Year	Since Inception (12-19-12)
	4.84%	5.12%
S&P 500® Index	11.96%	13.81%
Bloomberg Barclays U.S. Aggregate Bond Index	2.65%	1.83%
Blended Index	8.31%	9.03%
Investment Adviser

The Fund’s investment adviser is VALIC.
The Fund-of-Funds Component is sub-advised by SunAmerica. The Overlay Component of the Fund is sub-advised by AllianceBernstein.
Portfolio Managers
Name and Title	Portfolio Manager of the Fund-of-Funds Component of the Fund Since
Douglas A. Loeffler, CFA Senior Vice President and Lead Portfolio Manager	2015
Manisha Singh, CFA Vice President and Co-Portfolio Manager	2017
Name and Title	Portfolio Managers of the Overlay Component of the Fund Since
Joshua Lisser Chief Investment Officer and Lead Portfolio Manager - Index Strategies	2012
Ben Sklar Portfolio Manager - Index Strategies	2012

Fund Summary: Emerging Economies Fund
Investment Objective

The Fund seeks capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Fund is offered. If the separate account’s fees were shown, the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.77%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.94%
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses  remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
1 Year	3 Years	5 Years	10 Years
$96	$300	$520	$1,155
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
During the most recent fiscal year, the Fund’s portfolio turnover rate was 69% of the average value of its portfolio.
Principal Investment Strategies of the Fund

Under normal circumstances, the Fund invests at least 80% of value of its net assets in equity securities of emerging market companies and other investments that are tied economically to emerging markets. Emerging markets include most countries in the world except Australia,
Canada, Japan, New Zealand, the United Kingdom, the United States, and most of the countries of Western Europe. An emerging market company is one that is organized under the laws of, or has a principal place of business in an emerging market; where the principal securities market is in an emerging market; that derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in an emerging market; or at least 50% of the assets of which are located in an emerging market. The Fund is not required to allocate its investments in any set percentages to any particular countries. The Fund is not constrained by company size or style limits and will invest across sectors. The Fund will invest in securities issued by companies of any size, although the Fund may invest a significant portion of its assets in companies of a particular market capitalization size at the discretion of the Subadviser.
The Fund may overweight or underweight countries relative to its benchmark, the MSCI Emerging Markets Index. The Fund emphasizes securities that are ranked as undervalued, while underweighting or avoiding securities that appear overvalued. The Fund, from time to time, may invest a significant portion of its assets in one or more countries or regions.
The Fund may invest in securities denominated in U.S. dollars, other major reserve currencies, such as the euro, yen and pound sterling, and currencies of other countries in which it can invest. The Fund typically maintains full currency exposure to those markets in which it invests. However, the Fund may from time to time hedge a portion of its foreign currency exposure into the U.S. dollar. The Fund’s equity securities generally consist of common and preferred stock. The Fund may also invest in depositary receipts.
In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by

Fund Summary: Emerging Economies Fund
cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and such other securities as the Fund and the securities lending agent may agree upon. Investors will be given at least 60 days’ written notice in advance of any change to the Fund’s 80% investment policy set forth above.
Principal Risks of Investing in the Fund

There can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.
The following is a summary description of the principal risks of investing in the Fund.
Management Risk. The investment style or strategy used by the Subadviser may fail to produce the intended result. The Subadviser’s assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.
Foreign Investment Risk. Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political, social and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. companies that have significant foreign operations may be subject to foreign investment risk.
Emerging Markets Risk. In addition to the risks associated with investments in foreign securities, emerging market securities are subject to additional risks, which cause these securities generally to be more volatile than securities of issuers located in developed countries.
Currency Risk. Because the Fund’s foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar. Such gains or losses may be substantial.
Geographic Risk. If the Fund invests a significant portion of its assets in issuers located in a single country, a limited number of countries, or a particular geographic region, it assumes the risk that economic, political and social conditions in those countries or regions may have a significant impact on the Fund’s investment performance.
Equity Securities Risk. The Fund invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.
Preferred Stock Risk. Unlike common stock, preferred stock generally pays a fixed dividend from a company’s earnings and may have a preference over common stock on the distribution of a company’s assets in the event of bankruptcy or liquidation. Preferred stockholders’ liquidation rights are subordinate to the company’s debt holders and creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive and the price of preferred stocks may decline. Preferred stockholders typically do not have voting rights.
Depositary Receipts Risk The issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the United States. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts.
Large-Cap Companies Risk. Large-cap companies tend to go in and out of favor based on market and economic conditions and tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise as much as the value of funds that emphasize smaller capitalization companies. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rate of successful smaller companies, particularly during extended periods of economic expansion.
Mid-Cap Company Risk. Investing primarily in mid-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Stocks of mid-cap companies may be more volatile than those of larger companies due to, among other reasons, narrower product lines, more limited financial resources and fewer experienced managers.

Fund Summary: Emerging Economies Fund
Small-Cap Company Risk. Investing in small-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Small companies often are in the early stages of development with limited product lines, markets, or financial resources and managements lacking depth and experience, which may cause their stock prices to be more volatile than those of larger companies. Small company stocks may be less liquid yet subject to abrupt or erratic price movements. It may take a substantial period of time before the Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.
Derivatives Risk. The prices of derivatives may move in unexpected ways due to the use of leverage and other factors and may result in increased volatility or losses. The Fund may not be able to terminate or sell derivative positions, and a liquid secondary market may not always exist for derivative positions.
Hedging Risk. A hedge is an investment made in order to reduce the risk of adverse price movements in a currency or other investment by taking an offsetting position (often through a derivative instrument, such as an option or forward contract). While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the related security will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.
Market Risk. The Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day-to-day. The prices of stocks and other equity securities tend to be more volatile than those of fixed income securities.
Value Style Risk. Generally, “value” stocks are stocks of companies that the Subadviser believes are currently undervalued in the marketplace. The Subadviser’s judgment that a particular security is undervalued in relation to the company’s fundamental economic value may prove incorrect and the price of the company’s stock may fall or may not approach the value the Subadviser has placed on it.
Securities Lending Risk. Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
Effective October 1, 2011, J.P. Morgan Investment Management Inc. (“JPMIM”) assumed sub-advisory responsibilities for the Fund. From September 11, 2009 through September 30, 2011, BlackRock Financial Management, Inc. sub-advised the Fund. From inception through September 11, 2009, Putnam Investment Management, LLC was sub-adviser to the Fund.

Fund Summary: Emerging Economies Fund
During the 10-year period shown in the bar chart, the highest return for a quarter was 22.29% (quarter ended June 30, 2009) and the lowest return for a quarter was -24.29% (quarter ended December 31, 2008). The year-to-date calendar return as of June 30, 2017 was 20.93%.
Average Annual Total Returns (For the periods ended December 31, 2016)
	1 Year	5 Years	10 Years
Fund	11.47%	0.79%	-2.62%
MSCI Emerging Markets Index (net)	11.19%	1.28%	1.84%
Investment Adviser

The Fund’s investment adviser is The Variable Annuity Life Insurance Company.
The Fund is subadvised by JPMIM.
Portfolio Managers
Name and Title	Portfolio Manager of the Fund Since
Anuj Arora Managing Director and Co-Lead Manager	2011
George Iwanicki Managing Director and Co-Lead Manager	2011
Joyce Weng Vice President and Co-Lead Manager	2017
For important information about purchases and sales of Fund shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 29.

Fund Summary: Foreign Value Fund
Investment Objective

The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Fund is offered. If the separate account’s fees were shown, the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.67%
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.80%
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses  remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
1 Year	3 Years	5 Years	10 Years
$82	$255	$444	$990
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.
Principal Investment Strategies of the Fund

Under normal market conditions, the Fund invests predominantly in equity securities of companies located outside the U.S., including in emerging markets. The equity securities in which the Fund invests are primarily common stocks. Typically, the Fund will invest at least 80% of its net assets in “foreign securities,” as defined below, which may include emerging markets and depositary receipts.
Although the investment manager will search for investments across a large number of countries and sectors, from time to time, based on economic conditions, the Fund may have significant positions in particular countries or sectors.
When choosing equity investments for the Fund, the Subadviser applies a “bottom-up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the Subadviser’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The Subadviser also considers a company’s price/earnings ratio, price/cash flow ratio, profit margins and liquidation value.
In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and such other securities as the Fund and the securities lending agent may agree upon. Investors will be given at least 60 days’ written notice in advance of any change to the Fund’s 80% investment policy set forth above.
Principal Risks of Investing in the Fund

There can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

Fund Summary: Foreign Value Fund
The following is a summary description of the principal risks of investing in the Fund.
Management Risk. The investment style or strategy used by the Subadviser may fail to produce the intended result. The Subadviser’s assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.
Equity Securities Risk. The Fund invests predominantly in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.
Emerging Markets Risk. In addition to the risks associated with investments in foreign securities, emerging market securities are subject to additional risks, which cause these securities generally to be more volatile than securities of issuers located in developed countries.
Foreign Investment Risk. Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political, social and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. companies that have significant foreign operations may be subject to foreign investment risk.
Currency Risk. Because the Fund’s foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar. Such gains or losses may be substantial.
Depositary Receipts Risk. Depositary receipts are generally subject to the same risks as foreign securities. Unlike sponsored depositary receipts. The issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the United States. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts.
Geographic Risk. If the Fund invests a significant portion of its assets in issuers located in a single country, a limited number of countries, or a particular geographic region, it assumes the risk that economic, political and social conditions in those countries or regions may have a significant impact on the Fund’s investment performance.
Market Risk. The Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day-to-day. The prices of stocks and other equity securities tend to be more volatile than those of fixed income securities.
Value Style Risk. Generally, “value” stocks are stocks of companies that the Subadviser believes are currently undervalued in the marketplace. The Subadviser’s judgment that a particular security is undervalued in relation to the company’s fundamental economic value may prove incorrect and the price of the company’s stock may fall or may not approach the value the Subadviser has placed on it.
Securities Lending Risk. Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the MSCI EAFE Index (net). Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these

Fund Summary: Foreign Value Fund
amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
During the 10-year period shown in the bar chart, the highest return for a quarter was 27.93% (quarter ended June 30, 2009) and the lowest return for a quarter was -23.79% (quarter ended December 31, 2008). The year-to-date calendar return as of June 30, 2017 was 10.88%.
Average Annual Total Returns (For the periods ended December 31, 2016)
	1 Year	5 Years	10 Years
Fund	12.09%	6.60%	1.58%
MSCI EAFE Index (net)	1.00%	6.53%	0.75%
Investment Adviser

The Fund’s investment adviser is The Variable Annuity Life Insurance Company.
The Fund is subadvised by Templeton Global Advisors Limited.
Portfolio Managers
Name and Title	Portfolio Manager of the Fund Since
Tucker Scott, CFA Executive Vice President, Portfolio Manager and Research Analyst	2008
Norman Boersma, CFA Chief Investment Officer, President and Portfolio Manager	2011
Heather Arnold, CFA Director of Research, Portfolio Manager and Research Analyst	2015
For important information about purchases and sales of Fund shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 29.

Fund Summary: Government Money Market I Fund
Investment Objective

The Fund seeks liquidity, protection of capital and current income through investments in short-term money market instruments.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Fund is offered. If the separate account’s fees were shown, the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.53%
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses  remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
1 Year	3 Years	5 Years	10 Years
$54	$170	$296	$665
Principal Investment Strategies of the Fund

The Fund invests at least 99.5% of its total assets in cash, U.S. Government securities, and/or repurchase agreements that are collateralized by cash and/or U.S. Government securities. In addition, under normal circumstances, the Fund invests at least 80% of its net assets in U.S. Government securities and/or repurchase agreements that are collateralized by U.S. Government securities. A “government money market fund” under
Rule 2a-7, such as the Fund, may, but is not required to, impose liquidity fees and redemption gates. The Fund’s Board of Directors has determined that the Fund will not be subject to the liquidity fee and redemption gate provisions of Rule 2a-7, although the Board may elect to impose liquidity fees or redemption gates in the future.
The Fund is a money market fund and seeks to maintain a stable share price of $1.00. In order to do this, the Fund must follow rules of the Securities and Exchange Commission (“SEC”) as to the liquidity, diversification and maturity of its investments.
Investors will be given at least 60 days’ written notice in advance of any change to the Fund’s 80% investment policy set forth above.
Principal Risks of Investing in the Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The following is a summary description of the principal risks of investing in the Fund.
Credit Risk. The Fund may suffer losses if the issuer of a fixed income security owned by the Fund is unable to make interest or principal payments. Credit risk is expected to be low for the Government Money Market I Fund because of its investment in U.S. Government securities.
Interest Rate Risk. While the Fund will invest primarily in short-term securities, you should be aware that the value of the Fund’s investments may be subject to changes in interest rates. A decline in interest rates will generally affect the Fund’s yield as these securities mature or are sold and the Fund purchases new short-term securities with lower yields. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities. Because the Fund invests in securities with short maturities and seeks to maintain a stable net asset value (“NAV”) of $1.00 per share, it is possible, though unlikely, that an increase or decrease in interest rates would change the value of your investment in the Fund. In addition, when interest rates are very low, the Fund’s expenses could absorb all or a significant portion of the Fund’s income, and, if the Fund’s expenses exceed the Fund’s income, the Fund may be unable to maintain its $1.00 share price. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and

Fund Summary: Government Money Market I Fund
the effect of potential government fiscal policy initiatives and resulting market reaction to these initiatives.
Repurchase Agreements Risk. Repurchase agreements are agreements in which the seller of a security to a Fund agrees to repurchase that security from a Fund at a mutually agreed upon price and date. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause a Fund’s income and the value of your investment in the Fund to decline.
U.S. Government Obligations Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and are generally considered to have low credit risk. Unlike U.S. Treasury obligations, securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government and are therefore subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the Citi Treasury Bill 3 Month Index. Prior to September 28, 2016, the Fund operated as a prime money market fund and invested in certain types of securities that the Fund is no longer permitted to hold as part of its principal investment strategy. Consequently, the performance information below may have been different if the current investment limitations had been in effect during the period prior to the Fund’s conversion to a government money market fund. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
During the 10-year period shown in the bar chart, the highest return for a quarter was 1.21% (quarter ended June 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended March 31, 2015). The year-to-date calendar return as of June 30, 2017 was 0.11%.
Average Annual Total Returns (For the periods ended December 31, 2016)
	1 Year	5 Years	10 Years
Fund	0.01%	0.01%	0.72%
Citi Treasury Bill 3 Month Index	0.27%	0.09%	0.73%
Investment Adviser

The Fund’s investment adviser is The Variable Annuity Life Insurance Company.
The Fund is subadvised by SunAmerica.
For important information about purchases and sales of Fund shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 29.

Fund Summary: International Equities Index Fund
Investment Objective

The Fund seeks long-term capital growth through investments in equity securities that, as a group, are expected to provide investment results closely corresponding to the performance of the MSCI EAFE Index (the “Index”).
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Fund is offered. If the separate account’s fees were shown, the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.30%
Other Expenses	0.14%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses[1]	0.45%
[1]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table of the Fund’s annual report, which reflects the net operating expenses of the Fund (0.44%) and does not include Acquired Fund Fees and Expenses. “Acquired Fund Fees and Expenses” include fees and expenses incurred indirectly by the Fund as a result of investments in shares of one or more mutual funds, hedge funds, private equity funds or other pooled investment vehicles.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses  remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
1 Year	3 Years	5 Years	10 Years
$46	$144	$252	$567
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
During the most recent fiscal year, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund is managed to seek to track the performance of the Index, which measures the stock performance of large- and mid-cap companies in developed countries outside the U.S. The Subadviser may endeavor to track the Index by purchasing every stock included in the Index, in the same proportions; or, in the alternative, the Subadviser may invest in a sampling of Index stocks by utilizing a statistical technique known as “optimization.” The goal of optimization is to select stocks which ensure that various industry weightings, market capitalizations, and fundamental characteristics, (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Index.
The Fund invests, under normal circumstances, at least 80% of net assets in stocks that are in the Index. Although the Fund seeks to track the performance of the Index, the performance of the Fund will not match that of the Index exactly because, among other reasons, the Fund incurs operating expenses and other investment overhead as part of its normal operations.
In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and such other securities as the Fund and the securities lending agent may agree upon. Investors will be given at least 60 days’ written notice in advance of any change to the Fund’s 80% investment policy set forth above.
Principal Risks of Investing in the Fund

There can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

Fund Summary: International Equities Index Fund
The following is a summary description of the principal risks of investing in the Fund.
Equity Securities Risk. The Fund invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.
Index Risk. In attempting to track the performance of the Index, the Fund may be more susceptible to adverse developments concerning a particular security, company or industry because the Fund generally will not use any defensive strategies to mitigate its risk exposure.
Foreign Investment Risk. Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political, social and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. companies that have significant foreign operations may be subject to foreign investment risk.
Currency Risk. Because the Fund’s foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar. Such gains or losses may be substantial.
Geographic Risk. If the Fund invests a significant portion of its assets in issuers located in a single country, a limited number of countries, or a particular geographic region, it assumes the risk that economic, political and social conditions in those countries or regions may have a significant impact on the Fund’s investment performance.
Large- and Mid-Cap Company Risk. Investing primarily in large- and mid-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Large-cap companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of mid-cap companies may be more volatile than those of larger companies due to, among other reasons, narrower product lines, more limited financial resources and fewer experienced managers.
Market Risk. The Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day-to-day. The prices of stocks and other equity securities tend to be more volatile than those of fixed income securities.
Securities Lending Risk. Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the MSCI EAFE Index (net). Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
SunAmerica Asset Management, LLC (“SunAmerica”) assumed sub-advisory responsibilities on June 16, 2014.

Fund Summary: International Equities Index Fund
Prior to this time, the Fund was sub-advised by PineBridge Investments, LLC.
During the 10-year period shown in the bar chart, the highest return for a quarter was 25.37% (quarter ended June 30, 2009) and the lowest return for a quarter was -20.95% (quarter ended December 31, 2008). The year-to-date calendar return as of June 30, 2017 was 13.96%.
Average Annual Total Returns (For the periods ended December 31, 2016)
	1 Year	5 Years	10 Years
Fund	1.26%	5.71%	-0.07%
MSCI EAFE Index (net)	1.00%	6.53%	0.75%
Investment Adviser

The Fund’s investment adviser is The Variable Annuity Life Insurance Company.
The Fund is subadvised by SunAmerica.
Portfolio Managers
Name and Title	Portfolio Manager of the Fund Since
Timothy Campion Senior Vice President and Lead Portfolio Manager	2014
Andrew Sheridan Senior Vice President and Co-Portfolio Manager	2014
Jane Bayar Algieri Vice President and Co-Portfolio Manager	2015
For important information about purchases and sales of Fund shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 29.

Fund Summary: Mid Cap Index Fund
Investment Objective

The Fund seeks to provide growth of capital through investments primarily in a diversified portfolio of common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the S&P MidCap 400® Index (the “Index”).
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Fund is offered. If the separate account’s fees were shown, the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.26%
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.36%
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses  remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
1 Year	3 Years	5 Years	10 Years
$37	$116	$202	$456
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund is managed to seek to track the performance of the Index, which measures the performance of the mid-capitalization sector of the U.S. equity market. The Subadviser may endeavor to track the Index by purchasing every stock included in the Index, in the same proportions; or, in the alternative, the Subadviser may invest in a sampling of Index stocks by utilizing a statistical technique known as “optimization.” The goal of optimization is to select stocks which ensure that various industry weightings, market capitalizations, and fundamental characteristics, (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Index.
Under normal circumstances, at least 80% of the Fund’s net assets are invested in stocks that are in the Index. Although the Fund seeks to track the performance of the Index, the performance of the Fund will not match that of the Index exactly because, among other reasons, the Fund incurs operating expenses and other investment overhead as part of its normal operations.
In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and such other securities as the Fund and the securities lending agent may agree upon. Investors will be given at least 60 days’ written notice in advance of any change to the Fund’s 80% investment policy set forth above.
Principal Risks of Investing in the Fund

There can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.
The following is a summary description of the principal risks of investing in the Fund.
Index Risk. In attempting to track the performance of the Index, the Fund may be more susceptible to adverse developments concerning a particular security, company

Fund Summary: Mid Cap Index Fund
or industry because the Fund generally will not use any defensive strategies to mitigate its risk exposure.
Equity Securities Risk. The Fund invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.
Market Risk. The Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day-to-day. The prices of stocks and other equity securities tend to be more volatile than those of fixed income securities.
Mid-Cap Company Risk. Investing primarily in mid-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Stocks of mid-cap companies may be more volatile than those of larger companies due to, among other reasons, narrower product lines, more limited financial resources and fewer experienced managers.
Securities Lending Risk. Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the S&P MidCap 400® Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
Effective December 1, 2009, SunAmerica Asset Management, LLC (“SunAmerica”) replaced PineBridge Investments, LLC as sub-adviser of the Fund.
During the 10-year period shown in the bar chart, the highest return for a quarter was 20.19% (quarter ended September 30, 2009) and the lowest return for a quarter was -26.30% (quarter ended December 31, 2008). The year-to-date calendar return as of June 30, 2017 was 5.82%.
Average Annual Total Returns (For the periods ended December 31, 2016)
	1 Year	5 Years	10 Years
Fund	20.62%	15.02%	8.87%
S&P MidCap 400® Index	20.74%	15.33%	9.16%
Investment Adviser

The Fund’s investment adviser is The Variable Annuity Life Insurance Company.
The Fund is subadvised by SunAmerica.

Fund Summary: Mid Cap Index Fund
Portfolio Managers
Name and Title	Portfolio Manager of the Fund Since
Timothy Campion Senior Vice President and Lead Portfolio Manager	2012
Andrew Sheridan Senior Vice President and Co-Portfolio Manager	2013
Jane Bayar Algieri Vice President and Co-Portfolio Manager	2015
For important information about purchases and sales of Fund shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 29.

Fund Summary: Nasdaq-100® Index Fund
Investment Objective

The Fund seeks long-term capital growth through investments in the stocks that are included in the Nasdaq-100® Index (the “Index”).
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Fund is offered. If the separate account’s fees were shown, the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.39%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.55%
Fee Waivers and/or Expense Reimbursements[1]	-0.02%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.53%
[1]	The Fund’s investment adviser, The Variable Annuity Life Insurance Company, has contractually agreed to reimburse the expenses of the Fund through September 30, 2018, so that the Fund’s Total Annual Fund Operating Expenses After Expense Reimbursement do not exceed 0.53%. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund’s business. This Expense Limitation Agreement will continue in effect from year to year thereafter unless terminated by the Board of Directors prior to any such renewal.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that the Fund’s operating expenses  include expense reimbursements for year one. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
1 Year	3 Years	5 Years	10 Years
$54	$174	$305	$687
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund invests in stocks that are included in the Index. The Index represents the largest and most active non-financial domestic and international securities listed on The NASDAQ Stock Market, based on market value (capitalization). This includes major industry groups, such as computer hardware and software, telecommunications, retail and wholesale trade and biotechnology.
The Subadviser invests, under normal circumstances, at least 80% of the Fund’s net assets in companies that are listed in the Index. The Fund is managed to seek to track the performance of the Index. The Subadviser may endeavor to track the Index by purchasing every stock included in the Index, in the same proportions; or, in the alternative, the Subadviser may invest in a sampling of Index stocks by utilizing a statistical technique known as “optimization.” The goal of optimization is to select stocks which ensure that various industry weightings, market capitalizations, and fundamental characteristics, (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Index.
The Fund may also invest in some futures contracts in order to help the Fund’s liquidity and to manage its cash position. If the market value of the futures contracts is close to the Fund’s cash balance, then that helps to minimize the tracking errors, while helping to maintain liquidity. The Fund is a non-diversified fund, which means

Fund Summary: Nasdaq-100® Index Fund
that it will invest in a smaller number of issuers than a diversified fund.
The Fund may concentrate its investments (invest more than 25% of its total assets) in the technology sector, in the proportion consistent with the industry weightings in the Index.
Although the Fund seeks to track the performance of the Index, the performance of the Fund will not match that of the Index exactly because, among other reasons, the Fund incurs operating expenses and other investment overhead as part of its normal operations.
In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and such other securities as the Fund and the securities lending agent may agree upon. Investors will be given at least 60 days’ written notice in advance of any change to the Fund’s 80% investment policy set forth above.
Principal Risks of Investing in the Fund

There can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.
The following is a summary description of the principal risks of investing in the Fund.
Technology Sector Risk. Technology stocks historically have experienced unusually wide price swings. Earnings disappointments and intense competition for market share can result in sharp declines in the prices of technology stocks.
Equity Securities Risk. The Fund invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.
Index Risk. In attempting to track the performance of the Index, the Fund may be more susceptible to adverse developments concerning a particular security, company or industry because the Fund generally will not use any defensive strategies to mitigate its risk exposure.
Derivatives Risk. The prices of derivatives may move in unexpected ways due to the use of leverage and other factors and may result in increased volatility or losses. The Fund may not be able to terminate or sell derivative positions, and a liquid secondary market may not always exist for derivative positions.
Market Risk. The Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day-to-day. The prices of stocks and other equity securities tend to be more volatile than those of fixed income securities.
Non-Diversification Risk. Because the Fund may invest in a smaller number of issuers, its value may be affected to a greater extent by the performance of any one of those issuers or by any single economic, political, market or regulatory event affecting any one of those issues than a fund that invests in a larger number of issuers.
Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.
Securities Lending Risk. Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund’s investments of the cash collateral falls below the

Fund Summary: Nasdaq-100® Index Fund
amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the Nasdaq-100® Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
From January 1, 2002 through November 30, 2009, PineBridge Investments, LLC (and its predecessors) (“PineBridge”) served as sub-adviser of the Fund. Effective December 1, 2009, SunAmerica Asset Management, LLC (“SunAmerica”) replaced PineBridge as sub-adviser of the Fund.
During the 10-year period shown in the bar chart, the highest return for a quarter was 21.22% (quarter ended March 31, 2012) and the lowest return for a quarter was -24.79% (quarter ended December 31, 2008). The year-to-date calendar return as of June 30, 2017 was 16.52%.
Average Annual Total Returns (For the periods ended December 31, 2016)
	1 Year	5 Years	10 Years
Fund	6.77%	17.33%	11.27%
Nasdaq-100® Index	7.27%	17.90%	11.82%
Investment Adviser

The Fund’s investment adviser is The Variable Annuity Life Insurance Company.
The Fund is subadvised by SunAmerica.
Portfolio Managers
Name and Title	Portfolio Manager of the Fund Since
Timothy Campion Senior Vice President and Lead Portfolio Manager	2012
Andrew Sheridan Senior Vice President and Co-Portfolio Manager	2013
Jane Bayar Algieri Vice President and Co-Portfolio Manager	2015
For important information about purchases and sales of Fund shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 29.

Fund Summary: Science & Technology Fund
Investment Objective

The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Fund is offered. If the separate account’s fees were shown, the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.88%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.99%
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses  remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
1 Year	3 Years	5 Years	10 Years
$101	$315	$547	$1,213
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
During the most recent fiscal year, the Fund’s portfolio turnover rate was 92% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund invests, under normal circumstances, at least 80% of net assets in the common stocks of companies that are expected to benefit from the development, advancement, and use of science and/or technology.
Investments may also include companies that should benefit from technological advances even if they are not directly involved in research and development. The Fund may invest in suitable technology companies through initial public offerings (“IPOs”), and a portion of the Fund’s returns may be attributable to the Fund’s investments in IPOs. There is no guarantee that as the Fund’s assets grow it will be able to experience significant improvement in performance by investing in IPOs.
The Fund may invest up to 50% of its total assets in foreign securities, which include non-dollar denominated securities traded outside the U.S. In addition, the Fund has the ability to invest up to 30% of its total assets in companies organized or headquartered in emerging market countries, but no more than 20% of its total assets may be invested in any one emerging market country. The Fund may also invest in privately placed securities.
The Subadvisers may engage in frequent and active trading of portfolio securities to achieve the Fund’s investment objective.
In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and such other securities as the Fund and the securities lending agent may agree upon. Investors will be given at least 60 days’ written notice in advance of any change to the Fund’s 80% investment policy set forth above.
Principal Risks of Investing in the Fund

There can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve

Fund Summary: Science & Technology Fund
its investment objective. If the value of the assets of the Fund goes down, you could lose money.
The following is a summary description of the principal risks of investing in the Fund.
Management Risk. The investment style or strategy used by the Subadviser may fail to produce the intended result. The Subadviser’s assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.
Technology Sector Risk. Technology stocks historically have experienced unusually wide price swings. Earnings disappointments and intense competition for market share can result in sharp declines in the prices of technology stocks.
Equity Securities Risk. The Fund invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.
Emerging Markets Risk. In addition to the risks associated with investments in foreign securities, emerging market securities are subject to additional risks, which cause these securities generally to be more volatile than securities of issuers located in developed countries.
Currency Risk. Because the Fund’s foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar. Such gains or losses may be substantial.
Foreign Investment Risk. Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political, social and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. companies that have significant foreign operations may be subject to foreign investment risk.
Geographic Risk. If the Fund invests a significant portion of its assets in issuers located in a single country, a limited number of countries, or a particular geographic region, it assumes the risk that economic, political and social conditions in those countries or regions may have a significant impact on the Fund’s investment performance.
IPO Risk. Share prices of newly-public companies may fluctuate significantly over short periods of time.
Market Risk. The Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day-to-day. The prices of stocks and other equity securities tend to be more volatile than those of fixed income securities.
Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.
Securities Lending Risk. Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.
Privately Placed Securities Risk. The Fund’s investments may also include privately placed securities, which are subject to resale restrictions. These securities

Fund Summary: Science & Technology Fund
will have the effect of increasing the level of Fund illiquidity to the extent the Fund may be unable to sell or transfer these securities due to restrictions on transfers or on the ability to find buyers interested in purchasing the securities. The illiquidity of the market, as well as the lack of publicly available information regarding these securities, may also adversely affect the ability to arrive at a fair value for certain securities at certain times and could make it difficult for the Fund to sell certain securities.
Mid-Cap Company Risk. Investing primarily in mid-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Stocks of mid-cap companies may be more volatile than those of larger companies due to, among other reasons, narrower product lines, more limited financial resources and fewer experienced managers.
Small-Cap Company Risk. Investing in small-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Small companies often are in the early stages of development with limited product lines, markets, or financial resources and managements lacking depth and experience, which may cause their stock prices to be more volatile than those of larger companies. Small company stocks may be less liquid yet subject to abrupt or erratic price movements. It may take a substantial period of time before the Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.
Active Trading Risk. High portfolio turnover rates that are associated with active trading may result in higher transaction costs, which can adversely affect the Fund’s performance. Active trading tends to be more pronounced during periods of increased market volatility.
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the S&P® North American Technology Sector Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
T. Rowe Price Associates, Inc. (“T. Rowe Price”) has served as sub-adviser of the Fund since its inception. Allianz Global Investors U.S. LLC (“AllianzGI”) and Wellington Management Company LLP (“Wellington Management”) assumed co-sub-advisory duties on September 19, 2005 and on January 29, 2007, respectively.
As of July 31, 2017, AllianzGI, T. Rowe Price and Wellington Management managed approximately 38%, 32% and 30% of the Fund’s assets, respectively. The percentage of the Fund’s assets that each sub-adviser manages may, at the adviser’s discretion, change from time to time.
During the 10-year period shown in the bar chart, the highest return for a quarter was 23.21% (quarter ended June 30, 2009) and the lowest return for a quarter was -27.16% (quarter ended December 31, 2008). The year-to-date calendar return as of June 30, 2017 was 21.74%.
Average Annual Total Returns (For the periods ended December 31, 2016)
	1 Year	5 Years	10 Years
Fund	7.33%	16.18%	9.84%
S&P® North American Technology Sector Index	13.56%	17.41%	10.42%

Fund Summary: Science & Technology Fund
Investment Adviser

The Fund’s investment adviser is The Variable Annuity Life Insurance Company.
The Fund is subadvised by AllianzGI, T. Rowe Price and Wellington Management.
Portfolio Managers
Name and Title	Portfolio Manager of the Fund Since
AllianzGI
Walter C. Price, Jr., CFA Managing Director and Senior Portfolio Manager	2005
Huachen Chen, CFA Managing Director and Senior Portfolio Manager	2005
T. Rowe Price
Kennard W. Allen Vice President and Portfolio Manager	2009
Wellington Management
John F. Averill, CFA Senior Managing Director and Global Industry Analyst	2007
Bruce L. Glazer Senior Managing Director and Global Industry Analyst	2007
Anita M. Killian, CFA Senior Managing Director and Global Industry Analyst	2007
For important information about purchases and sales of Fund shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 29.

Fund Summary: Small Cap Index Fund
Investment Objective

The Fund seeks to provide growth of capital through investment primarily in a diversified portfolio of common stocks that, as a group, the sub-adviser believes may provide investment results closely corresponding to the performance of the Russell 2000® Index (the “Index”).
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Fund is offered. If the separate account’s fees were shown, the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.29%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.41%
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses  remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
1 Year	3 Years	5 Years	10 Years
$42	$132	$230	$518
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund is managed to seek to track the performance of the Index, which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Subadviser may endeavor to track the Index by purchasing every stock included in the Index, in the same proportions. Or, in the alternative, the Subadviser may invest in a sampling of Index stocks by utilizing a statistical technique known as “optimization.” The goal of optimization is to select stocks which ensure that various industry weightings, market capitalizations, and fundamental characteristics (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Index.
The Fund invests, under normal circumstances, at least 80% of net assets in stocks that are in the Index. Although the Fund seeks to track the performance of the Index, the performance of the Fund will not match that of the Index exactly because, among other reasons, the Fund incurs operating expenses and other investment overhead as part of its normal operations.
In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and such other securities as the Fund and the securities lending agent may agree upon. Investors will be given at least 60 days’ written notice in advance of any change to the Fund’s 80% investment policy set forth above.
Principal Risks of Investing in the Fund

There can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.
The following is a summary description of the principal risks of investing in the Fund.
Index Risk. In attempting to track the performance of the Index, the Fund may be more susceptible to adverse developments concerning a particular security, company

Fund Summary: Small Cap Index Fund
or industry because the Fund generally will not use any defensive strategies to mitigate its risk exposure.
Market Risk. The Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day-to-day. The prices of stocks and other equity securities tend to be more volatile than those of fixed income securities.
Equity Securities Risk. The Fund’s investments in equity securities are subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.
Small-Cap Company Risk. Investing in small-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Small companies often are in the early stages of development with limited product lines, markets, or financial resources and managements lacking depth and experience, which may cause their stock prices to be more volatile than those of larger companies. Small company stocks may be less liquid yet subject to abrupt or erratic price movements. It may take a substantial period of time before the Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.
Securities Lending Risk. Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the Russel 2000® Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
From January 1, 2002 through November 30, 2009, PineBridge Investments, LLC (and its predecessors) (“PineBridge”) served as sub-adviser of the Fund. Effective December 1, 2009, SunAmerica Asset Management, LLC (“SunAmerica”) replaced PineBridge as sub-adviser of the Fund.
During the 10-year period shown in the bar chart, the highest return for a quarter was 21.42% (quarter ended June 30, 2009) and the lowest return for a quarter was -26.83% (quarter ended December 31, 2008). The year-to-date calendar return as of June 30, 2017 was 4.85%.
Average Annual Total Returns (For the periods ended December 31, 2016)
	1 Year	5 Years	10 Years
Fund	21.18%	14.30%	6.89%
Russell 2000® Index	21.31%	14.46%	7.07%

Fund Summary: Small Cap Index Fund
Investment Adviser

The Fund’s investment adviser is The Variable Annuity Life Insurance Company.
The Fund is subadvised by SunAmerica.
Portfolio Managers
Name and Title	Portfolio Manager of the Fund Since
Timothy Campion Senior Vice President and Lead Portfolio Manager	2012
Andrew Sheridan Senior Vice President and Co-Portfolio Manager	2013
Jane Bayar Algieri Vice President and Co-Portfolio Manager	2015
For important information about purchases and sales of Fund shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 29.

Fund Summary: Stock Index Fund
Investment Objective

The Fund seeks long-term capital growth through investment in common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the S&P 500® Index (the “Index”).
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Fund is offered. If the separate account’s fees were shown, the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.34%
1
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses  remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
1 Year	3 Years	5 Years	10 Years
$35	$109	$191	$431
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
During the most recent fiscal year, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund is managed to seek to track the performance of the Index, which measures the stock performance of 500 large- and mid-cap companies and is often used to indicate the performance of the overall stock market. The Subadviser may endeavor to track the Index by purchasing every stock included in the Index, in the same proportions. Or, in the alternative, the Subadviser may invest in a sampling of Index stocks by utilizing a statistical technique known as “optimization.” The goal of optimization is to select stocks which ensure that various industry weightings, market capitalizations, and fundamental characteristics, (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Index.
The Fund invests, under normal circumstances, at least 80% of net assets in stocks that are in the Index. Although the Fund seeks to track the performance of the Index, the performance of the Fund will not match that of the Index exactly because, among other reasons, the Fund incurs operating expenses and other investment overhead as part of its normal operations.
In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and such other securities as the Fund and the securities lending agent may agree upon. Investors will be given at least 60 days’ written notice in advance of any change to the Fund’s 80% investment policy set forth above.
Principal Risks of Investing in the Fund

There can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.
The following is a summary description of the principal risks of investing in the Fund.

Fund Summary: Stock Index Fund
Management Risk. The investment style or strategy used by the Subadviser may fail to produce the intended result. The Subadviser’s assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.
Index Risk. In attempting to track the performance of the Index, the Fund may be more susceptible to adverse developments concerning a particular security, company or industry because the Fund generally will not use any defensive strategies to mitigate its risk exposure.
Equity Securities Risk. The Fund invests primarily in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.
Large- and Mid-Cap Company Risk. Investing primarily in large- and mid-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Large-cap companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of mid-cap companies may be more volatile than those of larger companies due to, among other reasons, narrower product lines, more limited financial resources and fewer experienced managers.
Market Risk. The Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day-to-day. The prices of stocks and other equity securities tend to be more volatile than those of fixed income securities.
Securities Lending Risk. Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the S&P 500® Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
From January 1, 2002 through November 30, 2009, PineBridge Investments, LLC (and its predecessors) (“PineBridge”) served as sub-adviser of the Fund. Effective December 1, 2009, SunAmerica Asset Management, LLC (“SunAmerica”) replaced PineBridge as sub-adviser of the Fund.
During the 10-year period shown in the bar chart, the highest return for a quarter was 16.52% (quarter ended

Fund Summary: Stock Index Fund
June 30, 2009) and the lowest return for a quarter was -22.03% (quarter ended December 31, 2008). The year-to-date calendar return as of June 30, 2017 was 9.13%.
Average Annual Total Returns (For the periods ended December 31, 2016)
	1 Year	5 Years	10 Years
Fund	11.60%	14.26%	6.60%
S&P 500® Index	11.96%	14.66%	6.95%
Investment Adviser

The Fund’s investment adviser is The Variable Annuity Life Insurance Company.
The Fund is subadvised by SunAmerica.
Portfolio Managers
Name and Title	Portfolio Manager of the Fund Since
Timothy Campion Senior Vice President and Lead Portfolio Manager	2012
Andrew Sheridan Senior Vice President and Co-Portfolio Manager	2013
Jane Bayar Algieri Vice President and Co-Portfolio Manager	2015
For important information about purchases and sales of Fund shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 29.

Important Additional Information
Purchases and Sales of Funds Shares

Shares of the Funds may only be purchased or redeemed through Variable Contracts offered by the separate accounts of The Variable Annuity Life Insurance Company (“VALIC”) or other participating life insurance companies and through qualifying retirement plans (the “Plans”) and IRAs. Shares of the Funds may be purchased and redeemed each day the New York Stock Exchange is open, at the Fund’s net asset value determined after receipt of a request in good order.
The Funds do not have any initial or subsequent investment minimums. However, your insurance company may impose investment or account value minimums.
Tax Information

The Funds will not be subject to federal income tax on the net investment company taxable income or net capital gains distributed to shareholders as ordinary income dividends or capital gain dividends and the separate accounts that receive the dividends are not subject to tax. However, contractholders may be subject to federal income tax (and a federal Medicare tax of 3.8% that applies to net income, including taxable annuity payments, if applicable) upon withdrawal from a Variable Contract. Contractholders should consult the prospectus (or other offering document) for the Variable Contract for additional information regarding taxation.
Payments to Broker-Dealers and
Other Financial Intermediaries

The Funds are not sold directly to the general public but instead are offered to registered and unregistered separate accounts of VALIC and its affiliates and to Plans and IRAs. The Funds and their related companies may make payments to the sponsoring insurance company or its affiliates for recordkeeping and distribution. These payments may create a conflict of interest as they may be a factor that the insurance company considers in including the Funds as underlying investment options in a variable contract. Visit your sponsoring insurance company’s website for more information.

Additional Information About the Funds’ Investment Objectives, Strategies and Risks
The Funds’ principal investment strategies and risks are described in their respective Fund Summaries. Additional information regarding the Funds’ investment strategies and investment risks is provided below.
From time to time, the Funds may take temporary defensive positions that are inconsistent with their principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. There is no limit on a Fund’s investments in money market securities for temporary defensive purposes. If a Fund takes such a temporary defensive position, it may not achieve its investment objective.
The principal investment objective and strategies for each Fund in this Prospectus are non-fundamental and may be changed by the Board of Directors of VALIC Company I (“VC I”) without investor approval. Investors will be given at least 60 days’ written notice in advance of any change to a Fund’s investment strategy that requires 80% of its net assets to be invested in certain types of securities described in the name of the Fund. References to “net assets” take into account any borrowings for investment purposes by a Fund. Unless stated otherwise, all percentages are calculated as of the time of purchase.
The Fund enter into contractual arrangements with various parties, including, among others, the Fund’s investment adviser, The Variable Annuity Life Insurance Company (“VALIC” or the “Adviser”), who provide services to the Funds. Shareholders are not parties to, or intended (or “third-party”) beneficiaries of those contractual arrangements and those contractual arrangements cannot be enforced by shareholders.
This Prospectus and the Statement of Additional Information (“SAI”) provide information concerning the Fund that you should consider in determining whether to purchase shares of the Fund. The Fund may make changes to this information from time to time. Neither this Prospectus nor the SAI is intended to give rise to any contract rights or other rights in any shareholder, other than any rights conferred explicitly by federal or state securities laws that may not be waived.
In addition to the securities and investment techniques described in this Prospectus, there are other securities and investment techniques in which the Fund may invest in limited instances. These other securities and investment techniques are listed in the SAI, which you may obtain free of charge (see back cover).
VALIC, as the investment adviser of VC I, initially allocates the assets of certain Funds that have more than one sub-adviser in a manner designed to maximize investment efficiency as well as properly reflect the investment style and provide complementary fit within the Fund. VALIC allocates subscriptions and redemptions equally among the multiple sub-advisers, unless VALIC determines that a different allocation of assets would be in the best interest of the respective Fund and its shareholders. VALIC periodically reviews the asset allocation in each Fund to determine the extent to which a portion of assets managed by a sub-adviser differs from that portion initially allocated to the sub-adviser. If VALIC determines that the difference is significant, VALIC may effect a re-balancing of a Fund’s assets and adjustment of the Fund’s allocation of cash flows among sub-advisers. However, VALIC reserves the right to reallocate assets from one sub-adviser to another when it would be in the best interests of a Fund and its shareholders to do so. VALIC makes such determination based on a number of factors including to maintain a consistent investment style and to better reflect a Fund’s benchmark or its peers. In some instances, the effect of the reallocation will be to shift assets from a better performing sub-adviser to a portion of the Fund with a relatively lower total return.

Dynamic Allocation Fund
Understanding the Funds
The Fund’s design is based on well-established principles of asset allocation and diversification, combined with an overlay strategy designed to adjust the Fund’s net equity exposure to maintain a relatively constant exposure to equity market volatility over time. The Funds has two separate components: the Fund-of-Funds Component and the Overlay Component.
The Fund-of-Funds Component (70%-90%)
The Fund’s Fund-of-Funds Component will invest substantially all of its assets in Underlying Funds that are series of VC I or VC II.
SunAmerica establishes a target allocation between the two broad asset classes (equity and fixed income) within a range of 50% to 80% of the Fund-of-Funds Component’s assets allocated to Underlying Funds that invest primarily in equities and 20% to 50% of its assets to fixed income securities or instruments through Underlying Funds and direct investments.
SunAmerica considers a variety of factors, including the relationships between the various asset classes and their long-term outlook for risk and return characteristics, to determine the target allocations between the following asset classes: large cap, mid cap, small cap, foreign equity, and fixed income securities. In selecting the Underlying Funds through which to achieve the asset allocation targets, SunAmerica considers, among other factors, the Underlying Funds’ investment objectives, policies, investment processes, historic performance, expenses, investment teams, reputation of the sub-advisers, and any diversification benefit to the overall Fund’s holdings. The Fund-of-Funds Component is designed to include allocations to Underlying Funds that vary with respect to sub-advisers, investment process, and investment style (such as deep value versus relative value), and in some cases may include index funds or funds with passively-managed components.
SunAmerica may add new Underlying Funds, replace existing Underlying Funds or change the Fund’s asset allocation among the Underlying Funds, without notice to investors, depending upon, among other factors, changing market environment, changes to target asset allocations, changes to the investment personnel, investment process, performance or criteria for holdings of the Underlying Funds, or the availability of other Underlying Funds that may provide a better diversification benefit to the Fund. If a new Underlying Fund is selected or the allocation to an existing Underlying Fund is adjusted by SunAmerica, a corresponding shift of allocations among the remaining Underlying Funds generally will result. While the Fund retains the ability to invest in an Underlying Fund that holds only money market securities, it does not anticipate doing so for liquidity purposes, but it may so invest to manage interest rate risks. The Fund may use daily cash flows to maintain the Underlying Funds’ weights near the target or to change target allocations. In some cases, sales and purchases of Underlying Funds may be used to move Underlying Fund weights towards the target more quickly. Sales and purchases of Underlying Funds by the Fund may lead to increased portfolio turnover within the Underlying Funds. In the event of such redemptions or investments, the Underlying Fund could be required to sell securities or to invest cash at a time when it is not advantageous for the Underlying Fund to do so.
Appendix A to this Prospectus lists the Underlying Funds in which the Fund may invest its assets, as of the date of this Prospectus, along with their investment goal and principal strategies, risks and investment techniques. SunAmerica may add new Underlying Fund investments or replace existing Underlying Fund investments for the Fund at any time without prior notice to shareholders. In addition, the investment goal and principal strategies, risks and investment techniques of the Underlying Funds held by the Fund may change over time. In addition, the investment goal and principal strategies, risks and investment techniques of the Underlying Funds held by the Fund may change over time. Additional information regarding the Underlying Funds is included in the summary prospectuses and statutory prospectuses, dated October 1, 2017 for those funds of VC I, and dated January 1, 2017 for those funds of VC II. Copies of the summary prospectuses and statutory prospectuses may be obtained free of charge by calling or writing the Underlying Companies at the telephone number or address on the back cover page of this Prospectus.
The Fund may invest in any or all of the Underlying Funds, but will not normally invest in every Underlying Fund at any particular time. There may be limits on the amount of cash inflows some Underlying Funds may accept from investors, including the Fund. SunAmerica may take into account these capacity considerations when allocating investments among the Underlying Funds. In some instances, SunAmerica may allocate capacity in certain Underlying Funds to other investors, which may have the effect of limiting the opportunity to invest in the Underlying Fund.
Although the Fund-of-Funds Component’s investments in the Underlying Funds attempt to achieve the target allocation to equity and fixed income Underlying Funds, as set forth in the Fund Summary, the actual allocations may be different from the target. Actual allocations may differ from target allocations due to, among other things, changes to the Underlying Funds’ asset values due to market movements or because of a recent change in the target allocation. Fund cash flows may be used to maintain or move Underlying Funds towards the target allocation, although SunAmerica may, from time to time, rebalance allocations to correspond to the target allocations through either, purchases and sales of Underlying Funds, or through allocating Fund cash flows below or above the target allocations. When SunAmerica rebalances the Underlying Funds to its target allocation (whether through cash flow allocations or purchases or sales), it does so based on the most recent value of the Underlying Funds, which may be higher or lower than the value on the date of purchase.
The Fund-of-Funds Component seeks capital appreciation primarily through its investments in Underlying Funds that invest in equity securities. These investments may include Underlying Funds that invest in equity securities of both U.S. and non-U.S. companies of all market capitalizations with above average growth potential, but are expected to include to a lesser extent Underlying Funds that invest primarily in small- and mid-cap U.S. companies and foreign companies. The Fund normally does not expect to have more than 25% of its total assets allocated to Underlying Funds investing primarily in foreign securities, and no more than 5% of its total assets to Underlying Funds investing primarily in emerging markets. The Fund-of-Funds Component seeks to achieve current income through its investments in Underlying Funds that primarily invest in fixed income securities, including both U.S. and foreign investment grade securities, but no more than 5% of the Fund’s total assets are expected to be invested in Underlying Funds investing primarily in high-yield, high-risk bonds (commonly known as “junk bonds”). Please note that the Acquired Fund Fees and Expenses of the Underlying Funds, as set forth in the Fund Summary, could change as the Underlying Funds’ asset values change or through the addition or deletion of Underlying Funds. Because of the costs incurred by the Fund in connection with its investment in the Underlying Funds, the costs of investing in the Underlying Funds through the Fund will generally be higher than the cost of investing in an Underlying Fund directly. The Fund, as a shareholder, will pay its share of the Underlying Funds’ expenses as well as the Fund’s own expenses. Therefore, an investment in the Fund may result in the duplication of certain expenses. Investors may be able to realize lower aggregate expenses by investing directly in the Underlying Funds instead of the Fund. An investor who chooses to invest directly in the Underlying Funds would not, however, receive the asset allocation services provided by SunAmerica or the services of the Subadviser in connection with the Overlay Component. In addition, certain Underlying Funds may not be available as investment options under your Variable Contract.
The Overlay Component (10%-30%)
The Overlay Component comprises the remaining 10% to 30% of the Fund’s total assets. The Overlay Component will invest in fixed income securities to generate current income and to serve as collateral for derivatives transactions. The Overlay Component will also invest in short-term investments to manage the overall Fund’s daily cash flows and liquidity needs and to serve as collateral for derivative transactions. The Overlay Component may also increase or reduce the Fund’s net equity exposure through stock index futures, stock index options, options on stock index futures, and stock index swaps (“Stock Index Instruments”). If AllianceBernstein determines that the Stock Index Instruments are not being accurately priced by the market in relation to the price of the actual stocks in the S&P 500® Index, AllianceBernstein may invest in stock positions directly to emulate the index until such time as the Stock Index Instruments’ valuations return to fair value.
The Fund’s investment in derivative instruments will be used to increase or decrease the Fund’s overall net equity exposure, and therefore, its volatility and return potential. High levels of volatility may result from rapid and dramatic price swings. Through the use of derivative instruments, AllianceBernstein may adjust the Fund’s net equity exposure down to a minimum of 25% or up to a maximum of 100%, although the operation of the formula is expected to result in an average net equity exposure over long-term periods of approximately 60%-65%. For example, when the market is in a state of higher volatility, AllianceBernstein may decrease the Fund’s net equity exposure by taking a short position in derivative instruments. The use of derivatives in this manner may expose the Fund to leverage when the Fund’s index futures position is larger than the collateral backing it. Trading in the Overlay Component will be managed in accordance with established guidelines in an attempt to maintain a relatively stable exposure to equity market volatility over time, subject to minimum and maximum net equity exposure ranges.
AllianceBernstein will manage the Fund’s net equity exposure using a formula provided by the Adviser and developed by affiliated insurance companies of the Adviser. The formula is based on equity market measures of S&P 500 Index volatility, and is intended to provide guidance to AllianceBernstein with respect to the allocation of the Overlay Component’s assets among general categories. AllianceBernstein is responsible for determining in which securities or derivative instruments to invest and for making the Overlay Component investments for the Fund. Adjusting the Fund’s equity exposure when equity market volatility increases or decreases is intended to stabilize the Fund’s volatility related to equity markets, although no assurance can be made that such adjustment will have the intended effect. The formula used by AllianceBernstein may change over time based on proposals by the affiliated insurance companies. Any changes to the formula proposed by the affiliated insurance companies will be implemented only if they are approved by the Adviser and the Fund’s Board, including a majority of the Independent Directors.
The Fund’s performance may be lower than similar fund that do not seek to manage their equity exposure. If AllianceBernstein increases the Fund’s net equity exposure and equity markets decline, the Fund may underperform traditional or static allocation funds. Likewise, if AllianceBernstein reduces the Fund’s net equity exposure and equity markets rise, the Fund may also underperform traditional or static allocation funds.
In addition to managing the Fund’s net equity exposure as described above, AllianceBernstein will, within established guidelines, manage the Overlay Component in an attempt to generate income, manage Fund cash flows and liquidity needs, and manage collateral for the derivative instruments. AllianceBernstein will manage the fixed income investments of the Overlay Component by investing only in securities rated investment grade or higher by a nationally recognized statistical rating organization, or, if unrated, determined by AllianceBernstein to be of comparable quality. A portion of the Overlay Component may be held in short-term investments as needed, in order to manage daily cash flows to or from the Fund or to serve as collateral.
Emerging Economies Fund
The Subadviser believes that emerging markets are generally inefficient as demonstrated by the high and variable volatility of many emerging markets and individual companies in these markets. Corporate disclosure and transparency can vary widely thereby exacerbating the inefficiency of these markets and offering opportunities to experienced, well-informed active investors.
In managing the Fund, the Subadviser adheres to a disciplined process for stock selection and portfolio construction. A proprietary multi-factor model is used to quantitatively rank securities in the Fund’s investment universe, which the Subadviser uses to select securities. Securities held in the Fund that the Subadviser believes have become over-valued and/or whose factor signals have deteriorated materially may be sold and are generally replaced with more attractive securities, on the basis of the Subadviser’s disciplined investment process.
The portfolio construction process controls for sector and industry weights, number of stocks held, and position size.

Additional Information About the Funds’ Investment Objectives, Strategies and Risks
Risk or factor exposures are actively managed through portfolio construction.
The Fund has access to the Subadviser’s currency specialists in determining the extent and nature of the Fund’s exposure to various foreign currencies. The Fund may also use participatory notes in the management of portfolio assets. Participatory notes are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market. The Subadviser typically uses participatory notes to access foreign markets to which the Fund lacks direct access. The Fund may also use exchange-traded futures to manage the Fund’s cash position.
The Fund is also subject to the following additional risk: Participatory Notes Risk.
Foreign Value Fund
When choosing equity investments for the Fund, the Subadviser applies a bottom-up, value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the Subadviser’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The Subadviser also considers and analyzes a company’s price/earnings ratio, price/cash flow ratio, profit margins, liquidation value and various other metrics to determine the intrinsic value of a stock as a function of its long-term earnings potential, balance sheet health and projected cash-flow streams
For purposes of the Fund’s investments, “foreign securities” means those securities issued by companies:
•	whose principal securities trading markets are outside the U.S.;
•	that derive 50% or more of their total revenue from either goods or services produced or sales made in markets outside the U.S.;
•	that have 50% or more of their assets outside the U.S.;
•	that are linked to non-U.S. dollar currencies; or
•	that are organized under the laws of, or with principal offices in, another country.
Depending upon current market conditions the Fund may make non-principal investments in debt securities of companies and governments located anywhere in the world.
The Fund is also subject to the following additional risks: Credit Risk, Interest Rate Risk, Foreign Sovereign Debt Risk and U.S. Government Securities Risk.
Government Money Market I Fund
All Government Money Market I Fund investments must comply with the quality, diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules adopted by the Securities and Exchange Commission (“SEC”).
International Equities Index Fund
Unlike the Fund, the Index is an unmanaged group of securities, so it does not incur operating expenses and other investment overhead. An investor cannot invest directly in an index. Factors that contribute to differences in performance between an index fund and its index are called tracking differences. An index fund seeks to minimize tracking error versus the benchmark.
The tracking difference is reviewed periodically by the Subadviser. If the Fund does not accurately track the Index, the Subadviser will rebalance the Fund’s portfolio by selecting securities which will provide a more representative sampling of the securities in the Index as a whole or the sector diversification within the Index, as appropriate.
The Fund may also invest in futures contracts and other derivatives in order to help the Fund’s liquidity and to manage its cash position. If the market value of the futures contracts is close to the Fund’s cash balance, then that helps to minimize the tracking error, while helping to maintain liquidity. The Fund currently intends to use futures and other derivatives in non-principal amounts.
The Fund is subject to the following additional risk: Derivatives Risk.
Mid Cap Index Fund
Because the companies whose stocks are owned by the Fund are mid-cap companies, they have more potential to grow than large-cap stocks, which means the value of their stock may increase. An index fund holding nearly all of the 400 stocks in the Index avoids the risk of individual stock selection and seeks to provide the return of the mid-cap company sector of the market. On average that return has been positive over many years but can be negative at certain times. There is no assurance that a positive return will occur in the future.
Unlike the Fund, the Index is an unmanaged group of securities, so it does not incur operating expenses and other investment overhead. An investor cannot invest directly in an index. Factors that contribute to differences

Additional Information About the Funds’ Investment Objectives, Strategies and Risks
in performance between an index fund and its index are called tracking differences.
If the Fund does not accurately track the Index, the Subadviser will rebalance the Fund’s portfolio by selecting securities which will provide a more representative sampling of the securities in the Index as a whole or the sector diversification within the Index, as appropriate.
The Fund may invest up to 33 1⁄3% of total assets in futures and options, and up to 20% of net assets in equity securities that are not in the Index, high quality money market securities, and illiquid securities. The Fund currently uses futures to manage its cash position but currently has no intention to invest more than a non-principal amount of total assets in such derivatives.
The Fund is also subject to the following additional risks: Derivatives Risk, Preferred Stock Risk, Convertible Securities Risk, Risks of Investing in Money Market Securities and Liquidity Risk.
Nasdaq-100® Index Fund
Unlike the Fund, the Index is an unmanaged group of securities, so it does not incur operating expenses and other investment overhead. An investor cannot invest directly in an index. Factors that contribute to differences in performance between an index fund and its index are called tracking differences.
If the Fund does not accurately track the Index, the Subadviser will rebalance the Fund’s portfolio by selecting securities which will provide a more representative sampling of the securities in the Index as a whole or the sector diversification within the Index, as appropriate.
Science & Technology Fund
Some of the industries likely to be included in the Fund’s portfolio are:
•	Information technology, including software, services, hardware, semiconductors and technology equipment;
•	Telecommunication equipment and services;
•	Health care, including pharmaceuticals, biotechnology, life sciences, and health care equipment and services;
•	Professional services;
•	Media, including advertising, broadcasting, cable and satellite, movies and entertainment, and publishing;
•	Internet commerce and advertising;
•	Alternative energy;
•	Aerospace and defense; and
•	Materials and chemicals.
The Fund’s holdings can range from small, unseasoned companies developing new technologies to large firms with established track records of developing and marketing technology.
Generally, the Fund’s Subadvisers seek to identify companies with earnings and sales growth. In addition, the Subadvisers have the discretion to purchase some securities that do not meet their normal investment criteria when they perceive an opportunity for substantial appreciation. These situations might arise when the Fund’s Subadvisers believe a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development.
The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or re-deploy assets into more promising opportunities.
The Fund is also subject to the following additional risk: Special Situations Risk.
Small Cap Index Fund
The Fund, which holds a large sampling of the 2,000 stocks in the Russell 2000® Index, seeks to avoid the risks of individual stock selection and to provide the return of the smaller-sized company sector of the market. On average that return has been positive over the years but has also been negative at certain times. There is no assurance that a positive return will occur in the future. Because the companies whose stocks the Fund owns are small, their stock prices may fluctuate more over the short-term, but they have more potential to grow than large- or mid-cap stocks. This means their stock value may offer greater potential for appreciation.
Unlike the Fund, the Index is an unmanaged group of securities, so it does not incur operating expenses and other investment overhead. An investor cannot invest directly in an index. Factors that contribute to differences in performance between an index fund and its index are called tracking differences.

Additional Information About the Funds’ Investment Objectives, Strategies and Risks
If the Fund does not accurately track the Index, the Subadviser will rebalance the Fund’s portfolio by selecting securities which will provide a more representative sampling of the securities in the Index as a whole or the sector diversification within the Index, as appropriate.
The Fund may invest up to 20% in assets that are not part of the Index. These investments will generally consist of common stock, illiquid securities, and high quality money market securities. The Fund may also invest up to 33 1⁄3% in futures and options to manage the Fund’s cash position.
The Fund is also subject to the following additional risks: Derivatives Risk, Liquidity Risk, and Risks of Investing in Money Market Securities.
Stock Index Fund
The Fund seeks to avoid the risk of individual stock selection and to provide the return of the large company sector of the market. In the past that return has been positive over many years but can be negative at certain times. There is no assurance that a positive return will occur in the future. The Index includes the stocks of many large, well-established companies. These companies usually have the financial strength to weather difficult financial times. However, the value of any stock can rise and fall over short and long periods of time.
Unlike the Fund, the Index is an unmanaged group of securities, so it does not have to incur operating expenses and other investment overhead. An investor cannot invest directly in an index. Factors that can contribute to differences in performance between an index fund and its index are called tracking differences.
If the Fund does not accurately track the Index, the Subadviser will rebalance the Fund’s portfolio by selecting securities which will provide a more representative sampling of the securities in the Index as a whole or the sector diversification within the Index, as appropriate. The Fund may invest up to 20% in assets that are not in the Index, including common stock and high quality money market securities. The Fund may also invest up to 33 1⁄3% in futures and options to manage its cash position.
The Fund is subject to the following additional risks: Risks of Investing in Money Market Securities and Derivatives Risk.

Investment Glossary
Investment Terms

Each Fund’s principal (key) investment strategy and risks are described above. More detail on the Fund’s investments and investment techniques is shown below. The Fund may utilize these investments and techniques as noted, though the investment or technique may not be a principal strategy. All Government Money Market I Fund investments must comply with Rule 2a-7 of the 1940 Act, which allows the purchase of only high quality money market instruments.
American Depositary Receipts (“ADRs”)
ADRs are certificates issued by a United States bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a United States bank. ADRs in which a Fund may invest may be sponsored or unsponsored. There may be less information available about foreign issuers of unsponsored ADRs.
Asset-Backed Securities
Asset-backed securities are bonds or notes that are normally supported by a specific property. If the issuer fails to pay the interest or return the principal when the bond matures, then the issuer must give the property to the bondholders or noteholders. Examples of assets supporting asset-backed securities include credit card receivables, retail installment loans, home equity loans, auto loans, and manufactured housing loans.
Derivatives
Unlike stocks and bonds that represent actual ownership of a stock or bond, derivatives are instruments that “derive” their value from securities issued by a company, government, or government agency, such as futures and options. In certain cases, derivatives may be purchased for non-speculative investment purposes or to protect (“hedge”) against a change in the price of the underlying security. There are some investors who take higher risk (“speculate”) and buy derivatives to profit from a change in price of the underlying security. The Fund may purchase derivatives to hedge their investment portfolios and to earn additional income in order to help achieve their objectives. Generally, the Fund do not buy derivatives to speculate. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower fund total return; and the potential loss from the use of futures can exceed a Fund’s initial investment in such contracts.
Diversification
Each Fund’s diversification policy limits the amount that the Fund may invest in certain securities. Each Fund’s diversification policy is also designed to comply with the diversification requirements of the Internal Revenue Code (the “Code”) as well as the 1940 Act. Except as noted in the Fund Summaries, all of the Funds are diversified under the 1940 Act. All of the Funds are expected to satisfy the Code’s diversification requirements.
The Government Money Market I Fund may not purchase the securities of any issuer, if, as a result, the Fund would not comply with any applicable diversification requirements for a money market fund under the 1940 Act and the rules thereunder, as such may be amended from time to time.
Equity Securities
Equity securities represent an ownership position in a company. The prices of equity securities fluctuate based on changes in the financial condition of the issuing company and on market and economic conditions. If you own an equity security, you own a part of the company that issued it. Companies sell equity securities to get the money they need to grow.
Stocks are one type of equity security. Generally, there are three types of stocks:
•	Common stock — Each share of common stock represents a part of the ownership of the company. The holder of common stock participates in the growth of the company through increasing stock price and receipt of dividends. If the company runs into difficulty, the stock price can decline and dividends may not be paid.
•	Preferred stock — Each share of preferred stock usually allows the holder to get a set dividend before the common stock shareholders receive any dividends on their shares.
•	Convertible preferred stock — A stock with a set dividend which the holder may exchange for a certain amount of common stock.
Stocks are not the only type of equity security. Other equity securities include but are not limited to convertible securities, depositary receipts, warrants, rights and partially paid shares, investment company securities, real estate securities, convertible bonds and ADRs, European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). More information about these equity securities is included elsewhere in this Prospectus or contained in the Statement of Additional Information.
Market cap ranges. Companies are determined to be large-cap companies, mid-cap companies, or small-cap

Investment Glossary
companies based upon the total market value of the outstanding common stock (or similar securities) of the company at the time of purchase. The market capitalization of the companies in which the Funds invest, and the indexes described below, change over time. A Fund will not automatically sell or cease to purchase stock of a company that it already owns just because the company’s market capitalization grows or falls outside this range. With respect to all Funds, except as noted in a Fund Summary or Additional Information about the Fund’s Investment Strategies and Risks:
•	Large-Cap companies will generally include companies whose market capitalizations are equal to or greater than the market capitalization of the smallest company in the Russell 1000® Index during the most recent 12-month period. As of May 12, 2017, the market capitalization range of the companies in the Russell 1000® Index was approximately $2.4 billion to $813.9 billion.
•	Mid-Cap companies will generally include companies whose market capitalizations range from the market capitalization of the smallest company included in the Russell Midcap® Index to the market capitalization of the largest company in the Russell Midcap® Index during the most recent 12-month period. As of May 12, 2017, the market capitalization range of the companies in the Russell Midcap® Index was approximately $2.4 billion to $29.4 billion.
•	Small-Cap companies will generally include companies whose market capitalizations are equal to or less than the market capitalization of the largest company in the Russell 2000® Index during the most recent 12-month period. As of May 12, 2017, the market capitalization range of the companies in the Russell 2000® Index was approximately $144 million to $4.4 billion.
Exchange-Traded Funds (“ETFs”)
ETFs are a type of investment company bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities designed to track a particular market index. A Fund could purchase an ETF to gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risk of owning the underlying securities they are designed to track, although ETFs have management fees which increase their cost. The Funds’ ability to invest in ETFs is limited by the Investment Company Act.
Firm Commitment
A firm commitment is a buy order for delayed delivery in which a Fund agrees to purchase a security from a seller at a future date, stated price, and fixed yield. The agreement binds the seller as to delivery and binds the purchaser as to acceptance of delivery.
Fixed Income Securities
Fixed income securities include a broad array of short-, medium- and long-term obligations, including notes and bonds. Fixed income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to changes in relative values of currencies. Fixed income securities generally involve an obligation of the issuer to pay interest on either a current basis or at the maturity of the security and to repay the principal amount of the security at maturity.
Bonds are one type of fixed income security and are sold by governments on the local, state, and federal levels, and by companies. There are many different kinds of bonds. For example, each bond issue has specific terms. U.S. Government bonds are guaranteed by the federal government to pay interest and principal. Revenue bonds are usually only paid from the revenue of the issuer. An example of that would be an airport revenue bond. Debentures are a very common type of corporate bond (a bond sold by a company). Payment of interest and return of principal is subject to the company’s ability to pay. Convertible bonds are corporate bonds that can be exchanged for stock.
Investing in a bond is like making a loan for a fixed period of time at a fixed interest rate. During the fixed period, the bond pays interest on a regular basis. At the end of the fixed period, the bond matures and the investor usually gets back the principal amount of the bond. Fixed periods to maturity are categorized as short term (generally less than 12 months), intermediate (one to 10 years), and long term (10 years or more).
Investment grade bonds are bonds that are rated at least BBB by Standard & Poor’s Ratings Services (“S&P®”), Baa by Moody’s Investor Services, Inc. (“Moody’s”) or the equivalent thereof by another rating organization or, if unrated, are determined by the Subadviser to be of comparable quality at the time of purchase. The Statement of Additional Information has more detail about ratings.

Investment Glossary
Bonds that are rated Baa by Moody’s or BBB by S&P® have speculative characteristics. Bonds that are unrated or rated below Baa3 by Moody’s or BBB– by S& P® (commonly referred to as high yield, high risk or junk bonds) are regarded, on balance, as predominantly speculative. Changes in economic conditions or other circumstances are more likely to weaken the issuer’s capacity to pay interest and principal in accordance with the terms of the obligation than is the case with higher rated bonds. While such bonds may have some quality and protective characteristics, these are outweighed by uncertainties or risk exposures to adverse conditions. Lower rated bonds may be more susceptible to real or perceived adverse economic and individual corporate developments than investment grade bonds. For example, a projected economic downturn or the possibility of an increase in interest rates could cause a decline in high-yield, high-risk bond prices because such an event might lessen the ability of highly leveraged high yield issuers to meet their principal and interest payment obligations, meet projected business goals, or obtain additional financing. In addition, the secondary trading market for lower-medium and lower-quality bonds may be less liquid than the market for investment grade bonds. This potential lack of liquidity may make it more difficult to accurately value certain of these lower-grade portfolio securities.
Bonds are not the only type of fixed income security. Other fixed income securities include but are not limited to U.S. and foreign corporate fixed income securities, including convertible securities (bonds, debentures, notes and other similar instruments) and corporate commercial paper, mortgage-backed and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or “indexed” securities, preferred or preference stock, catastrophe bonds, and loan participations; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements and reverse repurchase agreements; fixed income securities issued by states or local governments and their agencies, authorities and other instrumentalities; obligations of foreign governments or their subdivisions, agencies and instrumentalities; and obligations of international agencies or supranational entities. Commercial paper is a specific type of corporate or short term note being paid in less than 270 days. Most commercial paper matures in 50 days or less. Fixed income securities may be acquired with warrants attached. For more information about specific income securities see the Statement of Additional Information.
Investments in fixed income securities include U.S. Government securities. U.S. Government securities are issued or guaranteed by the U.S. Government, its agencies and instrumentalities. Some U.S. Government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. Government securities are neither direct obligations of, nor guaranteed by the U.S. Treasury; however, they involve federal sponsorship. For example, some are backed by specific types of collateral; some are supported by the issuer’s right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. For more information about mortgage-backed fixed income securities see “Mortgage-Backed Securities” below.
Recent market conditions have resulted in fixed income instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness of some lenders to extend credit, and have made it more difficult for borrowers to obtain financing on attractive terms, if at all. As a result, the value of many types of debt securities has been reduced, including, but not limited to, asset-backed securities. Because the situation in the markets is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities, or to predict the duration of these market events. Mortgage-backed securities have been especially affected by these events. Some financial institutions may have large (but still undisclosed) exposures to such securities, which could have a negative effect on the broader economy. Securities in which a Fund invests may become less liquid in response to market developments or adverse investor perceptions. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. Illiquid investments may be harder to value, especially in changing markets, and if a Fund is forced to sell such investments to meet redemptions or for other cash needs, such Fund may suffer a loss.
Foreign Currency
Funds buy foreign currencies when they believe the value of the currency will increase. If it does increase, they sell the currency for a profit. If it decreases they will experience a loss. Funds may also buy foreign currencies to pay for foreign securities bought for the Fund or for hedging purposes.

Investment Glossary
Foreign Securities
Securities of foreign issuers include obligations of foreign branches of U.S. banks and of foreign banks, common and preferred stocks, fixed income securities issued by foreign governments, corporations and supranational organizations, and GDRs and EDRs. There is generally less publicly available information about foreign companies, and they are generally not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies.
Hybrid Instruments
Hybrid instruments, such as indexed or structured securities, can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an investment could be zero. In addition, another type of hybrid instrument is a participatory note, which is issued by banks or broker-dealers and is designed to offer a return linked to a particular underlying equity, debt, currency or market.
Illiquid Securities
An illiquid security is one that may not be frequently traded or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Illiquid securities include, but are not limited to, time deposits and repurchase agreements not maturing within seven days and restricted securities. A restricted security is one that has not been registered with the SEC and, therefore, cannot be sold in the public market. Securities eligible for sale under Rule 144A and commercial paper offered pursuant to Section 4(2) of the Securities Act of 1933, as amended, are not deemed by VALIC or any Fund’s Subadviser to be illiquid solely by reason of being restricted. Instead, the Subadviser will determine whether such securities are liquid based on trading markets and pursuant to guidelines adopted by the Board of Directors. If the Subadviser concludes that a security is not liquid, that investment will be included within the Fund’s limitation on illiquid securities.
Lending Portfolio Securities
Each Fund, other than the Government Money Market I Fund, may make secured loans of its portfolio securities for purposes of realizing additional income. No lending may be made with any companies affiliated with VALIC. The Funds will only make loans to broker-dealers and other financial institutions deemed by State Street Bank and Trust Company (the “securities lending agent”) to be creditworthy. The securities lending agent also holds the cash and the portfolio securities of VC I. Each loan of portfolio securities will be continuously secured by collateral in an amount at least equal to the market value of the securities loaned. Such collateral will be cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and such other securities as the Fund and the securities lending agent may agree upon. As with other extensions of credit, securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. The Fund may lose money if the Fund does not recover the securities and/or the value of the collateral or the value of investments made with cash collateral falls. Such events may also trigger adverse tax consequences for the Fund. To the extent that either the value of the cash collateral or the Fund’s investments of the cash collateral declines below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral should the borrower fail financially. Engaging in securities lending could also have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Fund.
Loan Assignments
Loan assignments are purchased from a lender and typically result in the purchaser succeeding to all rights and obligations under the loan agreement between the assigning lender and the borrower. However, loan assignments may be arranged through private negotiations, and the rights and obligations acquired by the purchaser of a loan assignment may differ from, and be more limited than, those held by the assigning lender.
Loan Participations
Loan participations are interests in loans acquired from a lender or from other owners of loan participations (a “Participant”). In either case, the purchaser does not establish any direct contractual relationship with the borrower. The purchaser of a loan participation is required to rely on the lender or the Participant that sold the loan participation not only for the enforcement of its rights under the loan agreement against the borrower but also for the receipt and processing of payments due under the

Investment Glossary
loan. Therefore, the owner of a loan participation is subject to the credit risk of both the borrower and a lender or Participant.
Money Market Securities
The Fund may invest part of their assets in high quality money market securities payable in U.S. dollars. A money market security is a high quality, short-term debt obligation that is eligible for inclusion in money market fund portfolios, in accordance with Rule 2a-7 under the 1940 Act.
These high quality money market securities include:
•	Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.
•	Certificates of deposit and other obligations of domestic banks having total assets in excess of $1 billion.
•	Commercial paper sold by corporations and finance companies.
•	Corporate debt obligations with remaining maturities of 13 months or less.
•	Repurchase agreements, money market securities of foreign issuers if payable in U.S. dollars, asset-backed securities, loan participations, adjustable rate securities, and variable rate demand notes.
Mortgage-Backed Securities
Mortgage-backed securities include, but are not limited to, mortgage pass-through securities, collateralized mortgage obligations and commercial mortgage-backed securities.
Mortgage pass-through securities represent interests in “pools” of mortgage loans secured by residential or commercial real property. Payments of interest and principal on these securities are generally made monthly, in effect “passing through” monthly payments made by the individual borrowers on the mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Mortgage-backed securities are subject to interest rate risk and prepayment risk.
Payment of principal and interest on some mortgage pass-through securities may be guaranteed by the full faith and credit of the U.S. Government (i.e., securities guaranteed by Government National Mortgage Association (“GNMA”)) or guaranteed by agencies or instrumentalities of the U.S. Government (i.e., securities guaranteed by Federal National Mortgage Association (“FNMA”) or the Federal Home Loan Mortgage
Corporation (“FHLMC”), which are supported only by the discretionary authority of the U.S. Government to purchase the agency’s obligations). Mortgage-backed securities created by non-governmental issuers (such as commercial banks, private mortgage insurance companies and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.
Collateralized Mortgage Obligations (“CMOs”) are hybrid mortgage-backed instruments. CMOs may be collateralized by whole mortgage loans or by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. CMOs are structured into multiple classes, with each class bearing a different stated maturity. CMOs that are issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities will be considered U.S. Government securities by the Funds, while other CMOs, even if collateralized by U.S. Government securities, will have the same status as other privately issued securities for purposes of applying a Fund’s diversification tests.
Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage-backed or asset-backed securities. Mortgage-Backed Securities include mortgage pass-through securities described above and securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, such as mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities. These securities may be structured in classes with rights to receive varying proportions of principal and interest.
Repurchase Agreements
A repurchase agreement requires the seller of the security to buy it back at a set price at a certain time. If a Fund enters into a repurchase agreement, it is really making a short term loan (usually for one day to one week). The Funds may enter into repurchase agreements only with

Investment Glossary
well-established securities dealers or banks that are members of the Federal Reserve System. All the Funds in this Prospectus may invest in repurchase agreements.
The risk in a repurchase agreement is the failure of the seller to be able to buy the security back. If the value of the security declines, the Fund may have to sell at a loss.
Reverse Repurchase Agreements, Dollar Rolls and Borrowings
A reverse repurchase agreement involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price. Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement.
In a dollar roll transaction, a Fund sells mortgage-backed or other securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. The time period from the date of sale to the date of purchase under a dollar roll is known as the roll period. A Fund foregoes principal and interest paid during the roll period on the securities sold in a dollar roll. However, a Fund receives an amount equal to the difference between the current sales price and the lower price for the future purchase as well as any interest earned on the proceeds of the securities sold.
If a Fund’s positions in reverse repurchase agreements, dollar rolls or similar transactions are not covered by liquid assets, such transactions would be subject to the Fund’s limitations on borrowings. Apart from such transactions, a Fund will not borrow money, except as provided in its investment restrictions. See “Investment Restrictions” in the Statement of Additional Information for a complete listing of each Fund’s investment restrictions.
Special Situations
A special situation arises when, in the opinion of SunAmerica or the subadviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to the issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate events, or differences in market supply of and demand for the security. Investments in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.
Short sales
Short sales by a Fund involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales are potentially unlimited, whereas losses from purchases can be no greater than the total amount invested.
Swap Agreements
Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a particular foreign currency), or in a “basket” of securities representing a particular index. Forms of swap agreements include credit default swaps, equity swaps, interest rate swaps, floors, and collars, and fixed income total return swaps.
Credit default swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets), or the right to receive or make a payment from the other party, upon the occurrence of specified credit events. An equity swap is a special type of total return swap, where the underlying asset is a stock, a basket of stocks, or a stock index. Compared to actually owning the stock, in this case you do not have to pay anything up front, but you do not have any voting or other rights that stockholders do have. Interest rate swaps are the most common type of swap. The parties typically exchange fixed rate payments against floating rate payments. A fixed income total return swap is a swap, where one party pays the total return of an asset, and the other party makes periodic interest payments. The total return is the capital gain or loss, plus any interest or dividend payments. The parties have exposure to the return of the underlying asset without having to hold the underlying assets.
Temporary Defensive Investment Strategy
From time to time, the Fund may take temporary defensive positions that are inconsistent with their principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. There is no limit on Fund investments in money market securities for temporary defensive purposes. If the Fund take such a temporary defensive position, they may not achieve their investment objectives.
When-Issued Securities, Delayed Delivery and Forward Commitment Transactions
The Fund may purchase or sell when-issued securities that have been authorized but not yet issued in the market. In addition, a Fund may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Fund may engage in

Investment Glossary
when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date.

Investment Risks

Active Trading Risk. A strategy used whereby a Fund may engage in frequent trading of portfolio securities in an effort to achieve its investment objective. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund. During periods of increased market volatility, active trading may be more pronounced. In the “Financial Highlights” section, each Fund’s portfolio turnover rate is provided for each of the last five years.
Affiliated Fund Risk. In managing the portion of a Fund that invests in Underlying Funds, SunAmerica will have the authority to select and substitute the Underlying Funds. SunAmerica may be subject to potential conflicts of interest in allocating a Fund’s assets among the various Underlying Funds because the fees payable to it by the Adviser for some of the Underlying Funds are higher than the fees payable by other Underlying Funds and because SunAmerica also is responsible for managing and administering certain of the Underlying Funds.
Convertible Securities Risk. The values of the convertible securities in which a Fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. At times a convertible security may be more susceptible to fixed income security related risks, while at other times such a security may be more susceptible to equity security related risks. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and a price that is unfavorable to a Fund.
Credit Risk. The value of a fixed income security is directly affected by an issuer’s ability to pay principal and interest on time. If a Fund invests in fixed income securities, the value of your investment may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by a Fund fails to pay an obligation on a timely basis, otherwise defaults; or is perceived by other investors to be less creditworthy. Credit risk is expected to be low for the Government Money Market I Fund because of its investment in U.S. Government securities.
Credit Quality Risk. The creditworthiness of an issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. Issuers with low credit ratings typically issue junk bonds. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.
Cyber Security Risk. Intentional cybersecurity breaches include: unauthorized access to systems, networks, or devices (such as through “hacking” activity); infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. In addition, unintentional incidents can occur, such as the inadvertent release of confidential information (possibly resulting in the violation of applicable privacy laws).
A cybersecurity breach could result in the loss or theft of customer data or funds, the inability to access electronic systems (“denial of services”), loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs. Such incidents could cause a Fund, the Advisor, a Subadviser, or other service providers to incur regulatory penalties, reputational damage, additional compliance costs, or financial loss. In addition, such incidents could affect issuers in which a Fund invests, and thereby cause a Fund’s investments to lose value.
Depositary Receipts Risk. Depositary receipts, such as ADRs and other depositary receipts, including GDRs, EDRs, are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the United States. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.
Derivatives Risk. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can significantly increase a Fund’s exposure to market and credit risk. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by a Fund will not correlate with the underlying instruments or the Fund’s other investments. A small investment in derivatives can have a potentially large impact on a Fund’s performance. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instruments to make required payments or otherwise comply with the derivative instruments’ terms. Certain types of derivatives involve greater risks than the underlying obligations because, in addition to

Investment Glossary
general market risks, they are subject to illiquidity risk, counterparty risk and credit risk.
Additionally, some derivatives involve economic leverage, which could increase the volatility of these investments as they may fluctuate in value more than the underlying instrument. Leveraging also may expose a Fund to losses in excess of the amount invested. Due to their complexity, derivatives may not perform as intended. As a result, a Fund may not realize the anticipated benefits from a derivative it holds or it may realize losses. A Fund may not be able to terminate or sell a derivative under some market conditions, which could result in substantial losses. A Fund may be required to segregate liquid assets in connection with the purchase of derivative instruments.
Derivatives are often used to hedge against positions in a Fund. A hedge is an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position in a related security (often a derivative, such as an option or a short sale). While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market or exchange rates. Hedging also involves the risk that changes in the value of the related security will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced. For gross currency hedges, there is an additional risk, to the extent that these transactions create exposure to currencies in which a Fund’s securities are not denominated. Moreover, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.
Writing call options on securities that a Fund owns exposes it to the risk that it will have to sell those securities at a price below their market value and forgo the benefit otherwise available from an increase in the value of the securities. Writing put options exposes a Fund to the risk that it will have to purchase securities at a price above their market value and can increase Fund losses if the value of the securities declines. Losses associated with these risks can exceed any premium income received by a Fund for writing options.
The applicable Funds are subject to legal requirements applicable to all mutual funds that are designed to reduce the effects of any leverage created by the use of derivative instruments. Under these requirements, the Funds must set aside liquid assets (referred to sometimes as “asset segregation”), or engage in other measures, while the derivatives instruments are held. Generally, under current law, the Funds must set aside liquid assets equal to the full notional value for derivative contracts that are not contractually required to “cash-settle.” For derivative contracts that are contractually required to cash-settle, the Funds only need to set aside liquid assets in an amount equal to the Funds’ daily marked-to-market net obligation rather than the contract’s full notional value. The Funds reserve the right to alter its asset segregation policies in the future to comply with changes in the law or interpretations thereunder.
Recent legislation calls for a new regulatory framework for the derivatives markets. The extent and impact of new regulations are not yet known and may not be known for some time. New regulations may make the use of derivatives by funds more costly, may limit the availability of certain types of derivatives, and may otherwise adversely affect the value or performance of derivatives used by a Fund. In addition, the SEC has proposed a new rule that would change the regulation of the use of derivatives by registered investment companies, such as the Funds. If the proposed rule takes effect, it could limit the ability of the Funds to invest in derivatives.
Dynamic Allocation Risk. A Fund’s risks will directly correspond to the risks of any Underlying Portfolios and other direct investments in which it invests. A Fund is subject to the risk that the investment process that will determine the selection of any Underlying Portfolios and the volatility formula that will be used to determine the allocation and reallocation of the Fund’s assets among the various asset classes and instruments may not produce the desired result. A Fund is also subject to the risk that its managers may be prevented from trading certain derivatives effectively or in a timely manner.
Emerging Markets Risk. Investments in emerging markets are subject to all of the risks of investments in foreign securities, generally to a greater extent than in developed markets, and additional risks as well. Generally, the economic, social, legal, and political structures in emerging market countries are less diverse, mature and stable than those in developed countries. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries. Unlike most developed countries, emerging market countries may impose restrictions on foreign investment. These countries may also impose confiscatory taxes on investment proceeds or otherwise restrict the ability of foreign investors to withdraw their money at will.
The securities markets in emerging market countries tend to be smaller and less mature than those in developed countries, and they may experience lower trading volumes. As a result, investments in emerging market securities may be less liquid and their prices more volatile than investments in developed countries.
The fiscal and monetary policies of emerging market countries may result in high levels of inflation or deflation or currency devaluation. As a result, investments in emerging market securities may be subject to abrupt and severe price changes.
Investments in emerging market securities may be more susceptible to investor sentiment than investments in developed countries. As a result, emerging market securities may be adversely affected by negative

Investment Glossary
perceptions about an emerging market country’s stability and prospects for continued growth.
Equity Securities Risk. A Fund’s investments in equity securities are subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.
Foreign Investment Risk. Investment in foreign securities involves risks in addition to those associated with investments in domestic securities due to changes in currency exchange rates, unfavorable political and legal developments or economic and financial instability, for example. Foreign companies are not subject to the U.S. accounting and financial reporting standards and public information may not be as available. In addition, the liquidity of these investments may be more limited than for U.S. investments, which means the Subadviser may at times be unable to sell at desirable prices. Foreign settlement procedures may also involve additional risks. Certain of these risks may also apply to U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or to securities of U.S. companies that have significant foreign operations. These risks are heightened when an issuer is in an emerging market. Historically, the markets of emerging market countries have been more volatile than markets of developed countries. A Fund investing in foreign securities may also be subject to the following risks:
•	Currency Risk. Because a Fund’s foreign investments are generally held in foreign currencies, a Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar. Such gains or losses may be substantial.
•	Foreign Sovereign Debt Risk. To the extent a Fund invests in foreign sovereign debt securities, it may be subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political, social and economic considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans.
Geographic Risk. If a Fund invests a significant portion of its assets in issuers located in a single country, a limited number of countries, or a particular geographic region, it assumes the risk that economic, political and social conditions in those countries or that region may have a significant impact on its investment performance.
Hedging Risk. A hedge is an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position in a related security (often a derivative, such as an option, futures contract or a short sale). While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market or exchange rates. Hedging also involves the risk that changes in the value of the related security will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.
Indexing Risk. Certain Funds are managed to track an index, which will result in a Fund’s performance being closely tied to the performance of the index. As a result, a Fund generally will not sell securities in its portfolio and buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, you may suffer losses that you would not experience with an actively managed mutual fund. In addition, a Fund’s returns may deviate from those of the index it seeks to track as a result of, among other factors, fund operating expenses, transaction costs and delays in investing cash.
Interest Rate Risk. The volatility of fixed income securities is due principally to changes in interest rates. The market value of money market securities and other fixed income securities usually tends to vary inversely with the level of interest rates. As interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises. The interest earned on fixed income securities may decline when interest rates go down or increase when interest rates go up. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to these initiatives.
While the Government Money Market I Fund will invest primarily in short-term securities, you should be aware that the value of the Fund’s investments may nonetheless be subject to changes in interest rates. The change in value for shorter-term securities is usually smaller than for

Investment Glossary
securities with longer maturities. Because the Fund invests in securities with short maturities and seeks to maintain a stable NAV of $1.00 per share, it is possible, though unlikely, that an increase or decrease in interest rates would change the value of your investment in the Fund. In addition, when interest rates are very low, the Fund’s expenses could absorb all or a significant portion of the Fund’s income, and, if the Fund’s expenses exceed the Fund’s income, the Fund may be unable to maintain its $1.00 share price.
IPO Risk. A Fund’s purchase of shares issued as part of, or a short period after, companies’ IPOs exposes it to risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated in significant amounts over short periods of time.
Large-Cap Companies Risk. Large-cap companies tend to go in and out of favor based on market and economic conditions. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, a Fund’s value may not rise as much as the value of fund that emphasize smaller companies. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rate of successful smaller companies, particularly during extended periods of economic expansion.
Liquidity Risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and a Fund’s share price may fall dramatically. Moreover, a Fund may have to hold such securities longer than it would like and may have to forego other investment opportunities. The inability of a Fund to dispose of securities promptly or at a reasonable price could impair a Fund’s ability to raise cash for redemptions or other purposes.
Management Risk. Different investment styles and strategies tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. The investment style or strategy used by the Subadviser(s) may fail to produce the intended result. Moreover, a Fund may outperform or underperform funds that employ a different investment style or strategy. The Subadviser’s assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.
Generally, stocks with growth characteristics can have relatively wide price swings as a result of their potentially high valuations, while stocks with value characteristics carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level. The share price of a Fund that holds stocks with growth and value characteristics may be negatively affected by either set of risks, as discussed in more detail below.
•	Growth Style Risk. Generally, “growth” stocks are stocks of companies that the Subadviser believes have anticipated earnings ranging from steady to accelerated growth. Many investors buy growth stocks because of anticipated superior earnings growth, but earnings disappointments often result in sharp price declines. Growth companies usually invest a high portion of earnings in their own businesses so their stocks may lack the dividends that can cushion share prices in a down market. In addition, the value of fast growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks, because growth stocks trade at higher prices relative to current earnings.
•	Value Style Risk. Generally, “value” stocks are stocks of companies that they believe are currently undervalued in the marketplace. A Subadviser’s judgments that a particular security is undervalued in relation to the company’s fundamental economic value may prove incorrect and the price of the company’s stock may fall or may not approach the value the Subadviser has placed on it.
Market Risk. A Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, a Subadviser’s assessment of companies held in a Fund may prove incorrect, resulting in losses or poor performance even in a rising market. Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like markets generally, the investment performance of a Fund will fluctuate, so an investor may lose money over short or even long periods.

Investment Glossary
Mid-Cap Company Risk. The risk that mid-cap companies, which usually do not have as much financial strength as very large companies, may not be able to do as well in difficult times. Investing in mid-cap companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies.
Non-Diversification Risk. A Fund that is considered a non-diversified investment company may invest a larger portion of its assets in the stock of a single company than a diversified investment company, and thus can invest in a smaller number of securities. As a result, such Fund’s value will be affected to a greater extent by the performance of any one company than would be a diversified investment company.
Participatory Notes Risk. Participatory notes are issued by banks or broker-dealers and are designed to replicate the performance of certain securities or markets. Participatory notes are a type of equity-linked derivative which generally are traded over-the-counter. The performance results of participatory notes will not replicate exactly the performance of the securities or markets that the notes seek to replicate due to transaction costs and other expenses. Investments in participatory notes involve the same risks associated with a direct investment in the shares of the companies the notes seek to replicate. Participatory notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, and a fund is relying on the creditworthiness of such banks or broker-dealers and has no rights under a participatory note against the issuers of the securities underlying such participatory notes.
“Passively Managed” Strategy Risk. An Underlying Fund following a passively managed strategy will not deviate from its investment strategy. In most cases, it will involve a passively managed strategy utilized to achieve investment results that correspond to a particular market index. Such an Underlying Fund will not sell securities in its portfolio and buy different securities for other reasons, even if there are adverse developments concerning a particular security, company or industry. There can be no assurance that the strategy will be successful.
Preferred Stock Risk. Unlike common stock, preferred stock generally pays a fixed dividend from a company’s earnings and may have a preference over common stock on the distribution of a company’s assets in the event of bankruptcy or liquidation. Preferred stockholders’ liquidation rights are subordinate to the company’s debt holders and creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive and the price of preferred stocks may decline. Preferred stock usually does not require the issuer to pay dividends and may permit the issuer to defer dividend payments. Deferred dividend payments could have adverse tax consequences for the Portfolio and may cause the preferred stock to lose substantial value.
Privately Placed Securities Risk. Certain Funds’ investments may also include privately placed securities, which are subject to resale restrictions. These securities will have the effect of increasing the level of Fund illiquidity to the extent a Fund may be unable to sell or transfer these securities due to restrictions on transfers or on the ability to find buyers interested in purchasing the securities. The illiquidity of the market, as well as the lack of publicly available information regarding these securities, may also adversely affect the ability to arrive at a fair value for certain securities at certain times and could make it difficult for a Fund to sell certain securities.
Risk of Conflict with Insurance Company Interests. Managing a Fund’s net equity exposure may serve to reduce the risk from equity market volatility to the affiliated insurance companies and facilitate their ability to provide guaranteed benefits associated with certain Variable Contracts. While the interests of Fund shareholders and the affiliated insurance companies providing guaranteed benefits associated with the Variable Contracts are generally aligned, the affiliated insurance companies (and the Adviser by virtue of its affiliation with the insurance companies) may face potential conflicts of interest. In particular, certain aspects of a Fund’s management have the effect of mitigating the financial risks to which the affiliated insurance companies are subjected by providing those guaranteed benefits. In addition, a Fund’s performance may be lower than similar Funds that do not seek to manage their equity exposure.
Repurchase Agreements Risk. Repurchase agreements are agreements in which the seller of a security to a Fund agrees to repurchase that security from a Fund at a mutually agreed upon price and date. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause a Fund’s income and the value of your investment in the Fund to decline.
Risks of Investing in Money Market Securities. An investment in a Fund is subject to the risk that the value of its investments in high-quality short-term obligations (“money market securities”) may be subject to changes in interest rates, changes in the rating of any money market security and in the ability of an issuer to make payments of interest and principal.
Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because a Fund may allocate relatively more assets to certain sectors than others, a Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by such a Fund.
At times, a Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making such a Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.
Substantial investments in a particular market, industry, group of industries, country, region, group of countries, asset class or sector make the Fund’s performance more susceptible to any single economic, market, political or regulatory occurrence affecting that particular market,

Investment Glossary
industry, group of industries, country, region, group of countries, asset class or sector than a fund that invests more broadly.
Securities Lending Risk. Engaging in securities lending could increase the market and credit risk for Fund investments. A Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or a Fund’s investments of the cash collateral falls below the amount owed to a borrower, a Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to a Fund on a timely basis and a Fund may therefore lose the opportunity to sell the securities at a desirable price.
Short Sales Risk. Short Sales involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales are potentially unlimited, whereas losses from purchases can be no greater than the total amount invested.
Small-Cap Company Risk. Investing in small companies involves greater risk than is customarily associated with larger companies. Stocks of small companies are subject to more abrupt or erratic price movements than larger company stocks. Small companies often are in the early stages of development and have limited product lines, markets, or financial resources. Their managements may lack depth and experience. Such companies seldom pay significant dividends that could cushion returns in a falling market. In addition, these companies may be more affected by intense competition from larger companies, and the trading markets for their securities may be less liquid and more volatile than securities of larger companies. This means that a Fund could have greater difficulty selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility. Also, it may take a substantial period of time before a Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.
Special Situations Risk. Small companies and emerging growth companies are often involved in “special situations.” Securities of special situation companies may decline in value and hurt the fund’s performance if the anticipated benefits of the special situation do not materialize.
Technology Sector Risk. Technology stocks historically have experienced unusually wide price swings, both up and down. The potential for wide variation in performance reflects the special risks common to companies in the rapidly changing field of technology. For example, products and services that at first appear promising may not prove to be commercially successful or may become obsolete quickly. Earnings disappointments and intense competition for market share can result in sharp price declines.
Risks associated with technology stocks include, but are not limited to, the risks of short production cycles and rapid obsolescence of products and services, competition from new and existing companies, significant losses and/or limited earnings, security price volatility, limited operating histories and management experience and patent and other intellectual property considerations.
U.S. Government Obligations Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and are generally considered to have low credit risk. Unlike U.S Treasury obligations, securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

About the Indices

Unlike mutual funds, the indices do not incur expenses. If expenses were deducted, the actual returns of the indices would be lower.
The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities.
The MSCI Emerging Markets Index (net)sm* is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 23 emerging market country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru,

Investment Glossary
Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.
The MSCI EAFE Index (Europe, Australasia, Far East) (net)* is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The MSCI EAFE Index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.
The Nasdaq-100® Index includes 100 of the largest domestic and international non-financial securities listed on The NASDAQ Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain securities of financial companies including investment companies.
The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 10% of the total market capitalization of the Russell 3000® Index.
The S&P MidCap 400® Index is an index of the stocks of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.
The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.
The S&P® North American Technology Sector Index measures the performance of U.S.-traded stocks of technology-related companies in the U.S. and Canada. The Index includes companies in the following categories: producers of sophisticated computer-related devices; communications equipment and internet services; producers of computer and internet software; consultants for information technology; providers of computer services; and semiconductor equipment manufacturers.
The Citi Treasury Bill 3 Month Index measures monthly performance of 90-day U.S. Treasury Bills.
* The net total return indexes reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

Additional Information about the Nasdaq-100® Index. The Nasdaq-100® Index Fund is not sponsored, endorsed, sold or promoted by the Nasdaq Stock Market Inc. (including its affiliates) (Nasdaq®, with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations make no representation or warranty, express or implied to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the Nasdaq-100® Index to track general stock market performance. The Corporations’ only relationship to the VC I (Licensee) is the licensing of the Nasdaq-100®, Nasdaq-100® Index, and Nasdaq® trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100® Index which is determined, composed and calculated by Nasdaq® without regard to Licensee or the Fund. Nasdaq® has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the Nasdaq-100® Index. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Fund.
The Corporations do not guarantee the accuracy and/or uninterrupted calculation of the Nasdaq-100® Index or any data included herein. The Corporations make no warranty, express or implied, as to results to be obtained by Licensee, owners of the Fund, or any other person or entity from the use of the Nasdaq-100® Index or any data included therein. The Corporations make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Nasdaq-100® Index or any data included therein. Without limiting any of the foregoing, in no event shall the Corporations have any liability for any

Investment Glossary
lost profits or special, incidental, punitive, indirect, or consequential damages, even if notified of the possibility of such damages.
Additional Information About the Russell 2000® Index. The Russell 2000® Index is a trademark/service mark of the Frank Russell Trust Company. The Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Fund or any associated literature or publications and makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.
Additional Information About the S&P Indexes. “Standard & Poor’s®,” “S&P®,” “S&P 500®” and “S&P MidCap 400®” are trademarks of S&P. The Mid Cap Index Fund and Stock Index Fund are not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investment in such Funds.

Account Information
VC I Shares
VC I is an open-end management investment company and may offer shares of the Fund for sale at any time. However, VC I offers shares of the Fund only to registered and unregistered separate accounts of VALIC and its affiliates and to qualifying retirement plans (previously defined as the “Plans”) and IRAs.
Buying and Selling Shares
As a participant in a Contract, Plan, or IRA, you do not directly buy shares of the Funds that make up VC I. Instead, you buy units in either a registered or unregistered separate account of VALIC or of its affiliates or through a trust or custodial account under a Plan or an IRA. When you buy these units, you specify the Funds in which you want the separate account, trustee or custodian to invest your money. The separate account, trustee or custodian in turn, buys the shares of the Funds according to your instructions. After you invest in a Fund, you participate in Fund earnings or losses in proportion to the amount of money you invest. When you provide instructions to buy, sell, or transfer shares of the Funds, the separate account, trustee or custodian does not pay any sales or redemption charges related to these transactions. The value of such transactions is based on the next calculation of net asset value after the orders are placed with the Fund.
For certain investors, there may be rules or procedures regarding the following:
•	any minimum initial investment amount and/or limitations on periodic investments;
•	how to purchase, redeem or exchange your interest in the Funds;
•	how to obtain information about your account, including account statements; and
•	any fees applicable to your account.
For more information on such rules or procedures, you should review your Contract prospectus, Plan document or custodial agreement. The Funds do not currently foresee any disadvantages to participants arising out of the fact that they may offer its shares to separate accounts of various insurance companies to serve as the investment medium for their variable annuity and variable life insurance contracts. Nevertheless, the Board of Directors intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in the Funds and shares of another Fund may be substituted. This might force a Fund to sell portfolio securities at disadvantageous prices. In addition, VC I reserves the right to refuse to sell shares of a Fund to any separate account, plan sponsor, trustee or custodian, or financial intermediary, or may suspend or terminate the offering of shares of a Fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the Fund. Although VC I normally redeems Fund shares for cash, VC I has the right to pay separate account assets other than cash (“redemption-in-kind”) for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the affected Fund, whichever is less.
Execution of requests. VC I is open on those days when the New York Stock Exchange is open for regular trading. Buy and sell requests are executed at the next net asset value (“NAV”) to be calculated after the request is accepted by VC I. If the order is received by VC I, or the insurance company as its authorized agent, before VC I’s close of business (generally 4:00 p.m., Eastern time), the order will receive that day’s closing price. If the order is received after that time, it will receive the next business day’s closing price.
Normally, VC I redeems Fund shares within seven days when the request is received in good order, but may postpone redemptions beyond seven days when: (i) the New York Stock Exchange is closed for other than weekends and customary holidays, or trading on the New York Stock Exchange becomes restricted; (ii) an emergency exists making disposal or valuation of the Fund’s assets not reasonably practicable; or (iii) the SEC has so permitted by order for the protection of VC I’s shareholders. The New York Stock Exchange is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday (observed), Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.
Your redemption proceeds typically will be sent within three business days after your request is submitted, but in any event, within seven days. Under normal circumstances, VC I expects to meet redemption requests by using cash or cash equivalents in a Fund’s portfolio or by selling portfolio assets to generate cash. During periods of stressed market conditions a Fund may be more likely to limit cash redemptions and may determine to pay redemption proceeds by borrowing under a line of credit and/or transferring portfolio securities in-kind to you in lieu of cash. If the Fund pays redemption proceeds by transferring portfolio securities in-kind to you, you may pay transaction costs to dispose of the securities, and you may

Account Information
receive less for them than the price at which they were valued for purposes of redemption.
Frequent or Short-term Trading
The Funds, which are offered only through Contracts, Plans or IRAs, are intended for long-term investment and not as frequent short-term trading (“market timing”) vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers or redemptions should not purchase shares of the Funds. The Board of Directors has adopted policies and procedures with respect to market timing activity as discussed below. VC I believes that market timing activity is not in the best interest of the participants of the Funds. Due to the disruptive nature of this activity, it can adversely impact the ability of the Subadvisers to invest assets in an orderly, long-term manner. In addition, market timing can disrupt the management of the Fund and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; and large asset swings that decrease the Fund’s ability to provide maximum investment return to all participants. This in turn can have an adverse effect on Fund performance.
Since certain Funds invest significantly in foreign securities and/or high yield fixed income securities (often referred to as “junk bonds”), they may be particularly vulnerable to market timing. Market timing in Funds investing significantly in foreign securities may also occur because of time zone differences between the foreign markets on which a Fund’s international portfolio securities trade and the time as of which the Fund’s net asset value is calculated. Market timing in Funds investing significantly in junk bonds may occur if market prices are not readily available for a Fund’s junk bond holdings. Market timers might try to purchase shares of a Fund based on events occurring after foreign market closing prices are established but before calculation of the Fund’s net asset value, or if they believe market prices for junk bonds are not accurately reflected by a Fund. One of the objectives of VC I’s fair value pricing procedures is to minimize the possibilities of this type of market timing (see “How Shares are Valued”).
Shares of the Funds are generally held through insurance company separate accounts, Plans or through a trust or custodial account (“Financial Intermediaries”). The ability of VC I to monitor transfers made by the participants in separate accounts or Plans maintained by financial intermediaries is limited by the institutional nature of Financial Intermediaries’ omnibus accounts. VC I’s policy is that the Funds will rely on the Financial Intermediaries to monitor market timing within the Funds to the extent that VC I believes that each Financial Intermediary’s practices are reasonably designed to detect and deter transactions that are not in the best interest of the Funds.
There is no guarantee that VC I will be able to detect market timing activity or the participants engaged in such activity, or, if it is detected, to prevent its recurrence. Whether or not VC I detects it, if market timing occurs, then you should anticipate that you will be subject to the disruptions and increased expenses discussed above. In situations in which VC I becomes aware of possible market timing activity, it will notify the Financial Intermediary in order to help facilitate the enforcement of such entity’s market timing policies and procedures. VC I has entered into agreements with various Financial Intermediaries that require such intermediaries to provide certain information to help identify frequent trading activity and to prohibit further purchases or exchanges by a participant identified as having engaged in frequent trades. VC I reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders received from a Financial Intermediary, whether directly or by transfer, including orders that have been accepted by a Financial Intermediary, that VC I determines not to be in the best interest of the Fund. Such rejections, restrictions or refusals will be applied uniformly without exception.
You should review your Contract prospectus, Plan document or custodial agreement for more information regarding market timing, including any restrictions, limitations or fees that may be charged on trades made through a Contract, Plan or IRA. Any restrictions or limitations imposed by the Contract, Plan or IRA may differ from those imposed by VC I.
Payments in Connection with Distribution

VALIC, as a life insurance company and as the Adviser of the Fund, receives revenue sharing payments from certain subadvisers to the Funds (other than SunAmerica, an affiliated investment adviser) in connection with certain administrative, marketing and other servicing activities, including payments to help offset costs for marketing activities and training to support sales of the Funds, as well

Account Information
as occasional gifts, entertainment or other compensation as incentives. Payments may be derived from investment management fees received by the Adviser or subadvisers.
Selective Disclosure of Portfolio Holdings
VC I’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities are described in the Statement of Additional Information.
How Shares are Valued
The NAV for a Fund is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern Time) by dividing the net assets of the Fund by the number of outstanding shares. The NAV for each Fund also may be calculated on any other day in which there is sufficient liquidity in the securities held by the Fund. As a result, the value of the Fund’s shares may change on days when you will not be able to purchase or redeem your shares. Investments for which market quotations are readily available are valued at their market price as of the close of regular trading on the New York Stock Exchange for the day, unless, in accordance with pricing procedures approved by the Board of Directors, the market quotations are determined to be unreliable. Securities and other assets for which market quotations are unavailable or unreliable are valued at fair value in accordance with pricing procedures periodically approved by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds. In addition, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.
Investments in registered investment companies that do not trade on an exchange are valued at the end of the day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security principally traded. The prospectus for any such open-end funds should explain the circumstances under which these funds use fair value pricing and the effect of using fair value pricing.
As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation or if there is no sale on the day of valuation, at the last reported bid price. If a security’s price is available from more than one exchange, a Fund uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of a security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities and foreign equity futures contracts a Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.
Certain Funds may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the value of such foreign securities may change on days when the Fund are not open to purchases or redemptions. The securities held by the Government Money Market I Fund are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with Rule 2a-7 under the 1940 Act, the Board has adopted procedures intended to stabilize the Government Money Market I Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value per share deviates from the Fund’s amortized cost per share. For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.
During periods of extreme volatility or market crisis, a Fund may temporarily suspend the processing of sell

Account Information
requests or may postpone payment of proceeds for up to seven business days or longer, or as allowed by federal securities laws.
Dividends and Capital Gains
Dividends from Net Investment Income
For each Fund, dividends from net investment income are declared and paid annually, except for the Government Money Market I Fund, which declares daily and pays dividends monthly. Dividends from net investment income are automatically reinvested for you into additional shares of the Fund.
Distributions from Capital Gains
When a Fund sells a security for more than it paid for that security, a capital gain results. For each Fund, distributions from capital gains, if any, are normally declared and paid annually. Distributions from capital gains are automatically reinvested for you into additional shares of the Fund.
Tax Consequences
As the owner of a Contract, a participant under your employer’s Contract or Plan or as an IRA account owner, you will not be directly affected by the federal income tax consequences of distributions, sales or redemptions of Fund shares. You should consult your Contract prospectus, Plan document, custodial agreement or your tax professional for further information concerning the federal income tax consequences to you of investing in the Funds.
The Funds will annually designate certain amounts of their dividends paid as eligible for the dividend received deduction. If the Funds incur foreign taxes, they will elect to pass-through allowable foreign tax credits. These designations and elections will benefit VALIC, in potentially material amounts, and will not beneficially or adversely affect you or the Funds. The benefits to VALIC will not be passed to you or the Funds.

Management
Investment Adviser

VALIC is a stock life insurance company which has been in the investment advisory business since 1960 and is the investment adviser for all the Funds. VALIC is an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities and financial services in the United States and abroad.
VALIC is located at 2929 Allen Parkway, Houston, Texas 77019.
VALIC serves as investment adviser through an Investment Advisory Agreement with VC I. As investment adviser, VALIC oversees the day-to-day operations of each Fund and supervises the purchase and sale of Fund investments. VALIC employs investment Subadvisers who make investment decisions for the Fund.
The investment advisory agreement between VALIC and VC I provides for VC I to pay all expenses not specifically assumed by VALIC. Examples of the expenses paid by VC I include transfer agency fees, custodial fees, the fees of outside legal and auditing firms, the costs of reports to shareholders and expenses of servicing shareholder accounts. These expenses are allocated to each Fund in a manner approved by the Board of Directors. For more information on these agreements, see the “Investment Adviser” section in the Statement of Additional Information.
Investment Subadvisers

VALIC works with investment Subadvisers for each Fund. Subadvisers are financial service companies that specialize in certain types of investing. The Subadviser’s role is to make investment decisions for the Fund according to each Fund’s investment objectives and restrictions. VALIC compensates the Subadvisers out of the fees it receives from each Fund.
According to the agreements VALIC has with the Subadvisers, VALIC will receive investment advice for each Fund. Under these agreements VALIC gives the Subadvisers the authority to buy and sell securities for the subadvised Fund. However, VALIC retains the responsibility for the overall management of these Fund. The Subadvisers may buy and sell securities for each Fund with broker-dealers and other financial intermediaries that they select. The Subadvisers may place orders to buy and sell securities of the Funds with a broker-dealer affiliated with the Subadvisers, as allowed by law. This could include any affiliated futures commission merchants.
The 1940 Act permits the Subadvisers, under certain conditions, to place an order to buy or sell securities with an affiliated broker. One of these conditions is that the commission received by the affiliated broker cannot be greater than the usual and customary brokers commission if the sale was completed on a securities exchange. VC I has adopted procedures, as required by the 1940 Act, which provide that any commissions received by a Subadviser’s affiliated broker may be considered reasonable and fair if compared to the commission received by other brokers for the same type of securities transaction.
The Securities Exchange Act of 1934 prohibits members of national securities exchanges from effecting exchange transactions for accounts that they or their affiliates manage, except as allowed under rules adopted by the SEC. VC I and the Subadvisers have entered into written contracts, as required by the 1940 Act, to allow a Subadviser’s affiliate to effect these types of transactions for commissions. The 1940 Act generally prohibits a Subadviser or a Subadviser’s affiliate, acting as principal, from engaging in securities transactions with a Fund, without an exemptive order from the SEC.
VALIC and the Subadvisers may enter into simultaneous purchase and sale transactions for the Fund or affiliates of the Fund.
In selecting the Subadvisers, the Board of Directors carefully evaluated: (i) the nature and quality of the services expected to be rendered to the Fund(s) by the Subadviser; (ii) the distinct investment objective and policies of the Fund(s); (iii) the history, reputation, qualification and background of the Subadvisers’ personnel and its financial condition; (iv) its performance track record; and (v) other factors deemed relevant. The Board of Directors also reviewed the fees to be paid by VALIC to each Subadviser. The subadvisory fees are not paid by the Fund. A discussion of the basis for the Board of Directors’ approval of the subadvisory agreements is available in VC I’s most recent semi-annual report for the period ended November 30. For information on obtaining an annual or semi-annual report to shareholders, see the section “Interested in Learning More.”
VC I relies upon an exemptive order from the SEC which permits VALIC, subject to certain conditions, to select new unaffiliated Subadvisers or replace existing Subadvisers with an unaffiliated Subadviser without first obtaining shareholder approval for the change. The Board of Directors, including a majority of the independent Directors, must approve each new subadvisory agreement. This allows VALIC to act more quickly to change Subadvisers when it determines that a change is

Management
beneficial by avoiding the delay of calling and holding shareholder meetings to approve each change. In accordance with the exemptive order, VC I will provide investors with information about each new Subadviser and its subadvisory agreement within 90 days of hiring the new Subadviser. VALIC is responsible for selecting, monitoring, evaluating and allocating assets to the Subadvisers and oversees the Subadvisers’ compliance with the relevant Fund’s investment objective, policies and restrictions.
The Statement of Additional Information provides information regarding the portfolio managers listed below, including other accounts they manage, their ownership interest in the Fund(s) that they serve as portfolio manager, and the structure and method used by the Subadviser to determine their compensation.
The Sub-Advisers are:
Alliance Bernstein L.P.
Allianz Global Investors U.S. LLC
J.P. Morgan Investment Management Inc.
SunAmerica Asset Management, LLC
T. Rowe Price Associates, Inc.
Templeton Global Advisors Limited
Wellington Management Company LLP
Dynamic Allocation Fund
AllianceBernstein L.P. (“AllianceBernstein”)
1345 Avenue of the Americas
New York, NY 10105
AllianceBernstein is a Delaware limited partnership. AllianceBernstein is a leading global investment management firm. AllianceBernstein provides management services for many of the largest U.S. public and private employee benefit plans, endowments, foundations, public employee retirement funds, banks, insurance companies and high net worth individuals worldwide. AllianceBernstein is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios. As of June 30, 2017, AllianceBernstein had approximately $512 billion in assets under management. The Fund is managed by Joshua Lisser and Ben Sklar. Mr. Lisser joined AllianceBernstein in 1992 and is currently Chief Investment Officer of Index Strategies and member of the Core/Blend Services investment team. Mr. Sklar joined AllianceBernstein in 2006 and is currently a Portfolio Manager of Index Strategies.
Science & Technology Fund
Allianz Global Investors U.S. LLC (“AllianzGI”)
1633 Broadway, New York, New York 10019
AllianzGI is an indirect wholly owned subsidiary of Allianz SE. As of June 30, 2017, AllianzGI had $103 billion in total assets under management and advice.
A portion of the assets of the Science & Technology Fund is managed by Walter C. Price, Jr., CFA and Huachen Chen, CFA. Mr. Price, Managing Director and Portfolio Manager, joined AllianzGI through a predecessor firm in 1974 as a Senior Portfolio Securities Analyst and became a principal in 1978. Mr. Price has analytical responsibility for much of AllianzGI’s technology area and has extensive experience in managing technology portfolios. Mr. Chen, Managing Director and Senior Portfolio Manager, joined AllianzGI through a predecessor firm in 1984 as a Securities Analyst. He became a principal in 1994 and currently has research and money management responsibilities for the technology area. Since 1990, he has had extensive portfolio responsibilities related to technology and capital goods stocks.
Emerging Economies Fund
J.P. Morgan Investment Management Inc. (“JPMIM”)
270 Park Avenue, New York, NY 10017
JPMIM is an indirect wholly-owned subsidiary of JPMorgan Chase & Co. As of June 30, 2016, JPMIM and its affiliates managed over $1.69 trillion in assets.
The Emerging Economies Fund is managed by a team led by Anuj Arora, Joyce Weng and George Iwanicki. Mr. Arora, a Managing Director and JPMIM employee since 2006, is the lead portfolio manager for the Fund and is primarily responsible for portfolio construction. Mr. Arora utilizes the research and insights of Ms. Weng and Mr. Iwanicki. Ms. Weng is a portfolio manager covering the GEM Core strategies withing the Emerging Markets and Asia Pacific (EMAP) Equities team based in London. She was previously in the U.S. Equity Behavioral Finance team at JPMorgan. Prior to joining the Firm in 2010, Ms. Weng worked as a senior analyst at Goldman Sachs Asset Management. Ms. Weng holds a B.A. in Economics (cum laude) and a M.A. in Statistics from Harvard University. Mr. Iwanicki, a Managing Director and JPMIM employee since 1992, is head of the Emerging Markets and Asia Pacific (EMAP) Strategy team and provides macro research that informs the top-down positioning of the Fund. In 2018, Mr. Iwanicki is currently expected to transfer his portfolio management responsibilities on the Fund to focus on his role as head of the EMAP Strategy team.
Dynamic Allocation Fund
Government Money Market I Fund
International Equities Index Fund
Mid Cap Index Fund
Nasdaq-100® Index Fund
Small Cap Index Fund
Stock Index Fund
SunAmerica Asset Management, LLC (“SunAmerica”)
Harborside 5, 185 Hudson Street, Suite 3300
Jersey City, New Jersey 07311
SunAmerica is organized as a Delaware limited liability company and is an indirect, wholly-owned subsidiary of AIG. SunAmerica’s primary focus has been on the management, in either an advisory or sub-advisory capacity, of registered investment companies. As of June 30, 2017, SunAmerica managed, advised, and/or administered more than $85.7 billion in assets.
The Fund-of Funds Component of the Dynamic Allocation Fund is managed by Douglas Loeffler, CFA and Manisha Singh. Mr. Loeffler joined AIG in 2007 as Vice President of the Investment Product Management Group, based in Woodland Hills, CA. In this role, Mr. Loeffler led the manager review and oversight for affiliated variable annuity portfolios advised by SunAmerica, in addition to being responsible for AIG Variable Annuity’s separate account investments. In 2015, Mr. Loeffler became Senior Portfolio Manager for Asset Allocation for SunAmerica. Ms. Singh joined AIG in 2017 as Co-Portfolio Manager for Asset Allocation fund-of-funds. Prior to joining AIG, Ms. Singh served as Director, Manager Research team in Wealth Management at Ameriprise Financial Services, Inc. She joined Ameriprise in 2008, where she served as a portfolio manager for a suite of discretionary fund-of-funds portfolios, and a senior manager research analyst for unaffiliated funds and separately managed accounts.
SunAmerica’s Fixed Income Investment Team is responsible for management of the Government Money Market I Fund.
The International Equities Index Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund and Stock Index Fund are managed by a team consisting of Timothy Campion, Andrew Sheridan, and Jane Bayar Algieri. Mr. Sheridan, Senior Vice President, Portfolio Manager and Senior Research Analyst, joined SunAmerica in 2003. In

Management
addition to his portfolio management responsibilities, Mr. Sheridan is a member of the SunAmerica research team, covering the technology industry. Mr. Campion is a Vice President, Portfolio Manager and Quantitative Analyst at SAAMCo. He is responsible for the management and trading of a wide variety of domestic equity index funds. Mr. Campion joined SAAMCo in 2012. Prior to joining SAAMCo, he was Vice President and Portfolio Manager at PineBridge Investments LLC since 1999. Ms. Bayar joined SAAMCo in 2004 and is a Portfolio Manager in the Investment Department. Prior to her current role, she served as an investment analyst for both equity and fixed income portfolios. Ms. Bayar received her B.A. from Baruch College and her M.B.A. from Rutgers School of Business. Her investment experience dates from 2004.
Science & Technology Fund
T. Rowe Price Associates, Inc. (“T. Rowe Price”)
100 East Pratt Street, Baltimore, Maryland 21202
T. Rowe Price, which was founded by Thomas Rowe Price, Jr. in 1937, is one of the pioneers of the growth stock theory of investing. Its approach to managing money is based on proprietary research and a strict investment discipline developed over seven decades. The firm, which is a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly owned financial services company, is one of the nation’s leading no-load fund managers. As of June 30, 2017, T. Rowe Price and its affiliates had approximately $903.6 billion in assets under management.
T. Rowe Price is responsible for sub-advising a portion of the Science & Technology Fund. This portion is managed by an investment advisory committee chaired by Kennard W. Allen. As committee chairman, Mr. Allen has day-to-day responsibility for managing the Fund and works with the committee in developing and executing the Fund’s investment program. Mr. Allen previously served as a member of the investment advisory committee. He joined T. Rowe Price in 2000 and his investment experience dates from that time.
Foreign Value Fund
Templeton Global Advisors Limited (“Templeton Global”)
Lyford Cay, Nassau, Bahamas
Templeton Global is a wholly-owned subsidiary of Franklin Templeton Investments. As of June 30, 2017, Franklin Templeton Investments managed approximately $744.7 billion in assets composed of mutual funds and other investment vehicles for individuals, institutions, pension plans, trusts and partnerships in 128 countries.
Day-to-day decisions and management of the Foreign Value Fund are made by a team including Tucker Scott, CFA, Executive Vice President and Portfolio Manager of Templeton Global, Norman Boersma, CFA, Chief Investment Officer and Portfolio Manager of Templeton Global and Heather Arnold, CFA, Executive Vice President, Director of Research and Portfolio Manager of Templeton Global.
Mr. Scott joined Franklin Templeton Investments in 1996 and has been a manager of the retail Templeton Foreign Fund since 2007. Ms. Arnold joined Franklin Templeton Investments in 2005 and has 30 years of industry experience. Mr. Boersma joined Franklin Templeton Investments in 1991 and has been a manager of the retail Templeton Foreign Fund since 2011.
Science & Technology Fund
Wellington Management Company LLP (“Wellington Management”)
280 Congress Street, Boston, Massachusetts 02210
Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years. Wellington Management is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership. As of June 30, 2017, Wellington Management and its investment affiliates had investment management authority with respect to approximately $1,021 billion in assets.
A portion of the assets of the Science & Technology Fund is managed by Wellington Management’s Global Technology Investment Team. The team is comprised of John F. Averill, CFA, Bruce L. Glazer and Anita M. Killian, CFA. Each team member provides portfolio management and securities analysis services for Wellington Management’s portion of the Fund’s assets.
Mr. Averill, Senior Managing Director and Global Industry Analyst of Wellington Management, joined the firm as an investment professional in 1994. Mr. Glazer, Senior Managing Director and Global Industry Analyst of Wellington Management, joined the firm as an investment professional in 1997. Ms. Killian, Senior Managing Director and Global Industry Analyst affiliated with Wellington Management, joined the firm as an investment professional in 2000.

Management
How VALIC is Paid for its Services

Each Fund pays VALIC a monthly fee based on a percentage of average daily net assets.
A discussion of the basis for the Board of Directors’ approval of the investment advisory agreements is available in VC I’s most recent semi-annual report for the period ended November 30. For information on obtaining an annual or semi-annual report to shareholders, see the section “Interested in Learning More.” Here is a list of the percentages each Fund paid VALIC for the fiscal year ended May 31, 2017.
Portfolio	Fee
Dynamic Allocation Fund	0.24%
Emerging Economies Fund	0.77%
Foreign Value Fund	0.67%
Government Money Market I Fund	0.40%
International Equities Index Fund	0.30%
Mid Cap Index Fund	0.26%
Nasdaq-100 ® Index Fund	0.39%
Science & Technology Fund	0.88%
Small Cap Index Fund	0.29%
Stock Index Fund	0.25%
The Investment Advisory Agreement entered into with each Fund does not limit how much the Funds pay in monthly expenses each year. However, VALIC has contractually agreed to cap certain Fund expenses by waiving a portion of its advisory fee or reimbursing certain expenses, as shown in the Annual Fund Operating Expenses in such Fund’s Summary.
Additional Information about Fund Expenses

Commission Recapture Program. Through a commission recapture program, a portion of the Funds’ expenses have been reduced. “Other Expenses,” as reflected in the Annual Fund Operating Expenses on each Fund Summary, does not take into account this expense reduction and are therefore higher than the actual expenses of the Fund.
Acquired Fund Fees and Expenses. “Acquired Fund Fees and Expenses” include fees and expenses incurred indirectly by a Fund as a result of investments in shares of one or more mutual funds, hedge funds, private equity funds or other pooled investment vehicles. The fees and expenses will vary based on the Fund’s allocation of assets to, and the annualized expenses of, the particular acquired fund.
Expense Limitations. VALIC has contractually agreed to reimburse the expenses of certain Funds through September 30, 2018, so that the Funds’ Total Annual Fund Operation Expenses do not exceed the limits set forth in the agreement. For the purposes of the waived fee and/or reimbursed expense calculations, annual fund operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Funds’ business. This agreement will be renewed in terms of one year unless terminated by the Board of Directors prior to any such renewal.
Total Annual Fund Operating Expenses of the following Funds do not exceed the limitations set forth next to each Fund: Government Money Market I Fund (0.55%).
Voluntary Waivers and Reimbursements.
Government Money Market I Fund. In order to avoid a negative yield, VALIC may waive fees or reimburse expenses of the Government Money Market I Fund. Any such waiver or reimbursement would be voluntary and could be discontinued at any time by VALIC. There is no guarantee that the Fund will be able to avoid a negative yield. For the fiscal year ended May 31, 2017, VALIC voluntarily waived fees or reimbursed expenses in the

Management
amount of 0.08% of the Total Annual Fund Operating Expenses resulting in Total Annual Fund Operating Expenses After Expense Reimbursement of 0.45%.
Dynamic Allocation Fund. Effective June 1, 2016, VALIC voluntarily agreed, until further notice, to waive a portion of its advisory fee in an amount equal to the amount of any advisory fees voluntarily waived by the Fund’s subadviser,
AllianceBernstein (“AB”), in connection with the Fund’s investment in the AB Government Money Market Portfolio, a series of AB Fixed-Income Shares, Inc. managed by AllianceBernstein (the AB Fund Waiver”). The AB Fund Waiver may be terminated at any time by the Adviser. For the fiscal year ended May 31, 2017, VALIC voluntarily waived advisory fees in the amount of 0.01%

  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund’s financial performance for the past 5 years, or, if shorter, the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended 2013 through 2017 have been audited by

PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm of VC I, whose report, along with the Funds’ financial statements, is included in the VC I annual report to shareholders which is available upon request.

Per share data assumes that you held each share from the beginning to the end of each fiscal year. Total return assumes that you bought additional shares with dividends paid by the Fund. Total returns for periods of less than one year are not annualized.

	Dynamic Allocation Fund						Emerging Economies Fund
	Year Ended May 31,				December 19, 2012* to May 31, 2013		Year Ended May 31,
	2017	2016	2015	2014			2017	2016	2015	2014	2013

PER SHARE DATA
Net asset value at beginning of period	$10.76	$12.04	$11.93	$10.87	$10.00		$6.18	$7.84	$8.12	$8.09	$7.09

Income (loss) from investment operations:
Net investment income (loss)(d)	0.15	0.17	0.16	0.18	(0.00)		0.13	0.13	0.18	0.17	0.13
Net realized and unrealized gain (loss) on investments and foreign currencies	1.13	(0.79)	0.32	0.92	0.87		1.74	(1.61)	(0.30)	(0.02)	0.92

Total income (loss) from investment operations	1.28	(0.62)	0.48	1.10	0.87		1.87	(1.48)	(0.12)	0.15	1.05

Distributions from:
Net investment income	(0.22)	(0.22)	(0.17)	–	–		(0.11)	(0.18)	(0.16)	(0.12)	(0.05)
Net realized gain on securities	(0.08)	(0.44)	(0.20)	(0.04)	–		–	–	–	–	–

Total distributions	(0.30)	(0.66)	(0.37)	(0.04)	–		(0.11)	(0.18)	(0.16)	(0.12)	(0.05)

Net asset value at end of period	$11.74	$10.76	$12.04	$11.93	$10.87		$7.94	$6.18	$7.84	$8.12	$8.09

TOTAL RETURN(a)	11.98%	(4.70)%	4.04%	10.11%	8.70%		30.41%	(18.60)%	(1.35)%	1.97%	14.79%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.31%	0.32%	0.32%	0.32%	0.32	%@	0.94%	0.97%	0.94%	0.95%	0.98%
Ratio of expenses to average net assets(c)	0.32%	0.32%	0.32%	0.34%	0.63	%@	0.94%	0.97%	0.94%	0.95%	0.98%
Ratio of expense reductions to average net assets	–	–	–	0.00%	–		0.00%	0.00%	0.00%	–	0.00%
Ratio of net investment income (loss) to average net assets(b)	1.30%	1.50%	1.33%	1.65%	(0.04	)%@	1.85%	2.02%	2.23%	2.18%	1.71%
Ratio of net investment income (loss) to average net assets(c)	1.30%	1.51%	1.33%	1.63%	(0.35	)%@	1.85%	2.02%	2.23%	2.18%	1.71%
Portfolio turnover rate	14%	20%	31%	9%	2%		69%	64%	65%	55%	53%
Number of shares outstanding at end of period (000’s)	21,173	23,095	22,646	21,373	7,996		89,332	83,618	82,682	83,593	86,346
Net assets at end of period (000’s)	$248,630	$248,446	$272,705	$255,001	$86,904		$708,873	$517,011	$648,339	$678,406	$698,480

@	Annualized
*	Commencement of operations.
(a)	Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

  FINANCIAL HIGHLIGHTS

	Foreign Value Fund					Government Money Market I Fund
	Year Ended May 31,					Year Ended May 31,
	2017	2016	2015	2014	2013	2017	2016		2015		2014	2013

PER SHARE DATA
Net asset value at beginning of period	$8.78	$10.44	$11.44	$9.61	$7.30	$1.00	$1.00		$1.00		$1.00	$1.00

Income (loss) from investment operations:
Net investment income (loss)(d)	0.20	0.18	0.20	0.27	0.20	0.00	0.00		0.00		0.00	0.00
Net realized and unrealized gain (loss) on investments and foreign currencies	1.75	(1.64)	(0.94)	1.78	2.39	0.00	0.00		0.00		–	0.00

Total income (loss) from investment operations	1.95	(1.46)	(0.74)	2.05	2.59	0.00	0.00		0.00		0.00	0.00

Distributions from:
Net investment income	(0.19)	(0.20)	(0.26)	(0.22)	(0.28)	(0.00)	(0.00)		(0.00)		(0.00)	(0.00)
Net realized gain on securities	–	–	–	–	–	–	–		–		–	–

Total distributions	(0.19)	(0.20)	(0.26)	(0.22)	(0.28)	(0.00)	(0.00)		(0.00)		(0.00)	(0.00)

Net asset value at end of period	$10.54	$8.78	$10.44	$11.44	$9.61	$1.00	$1.00		$1.00		$1.00	$1.00

TOTAL RETURN(a)	22.36%	(13.72)%	(6.23)%	21.39%	35.97%	0.08%	0.01	%(f)	0.01	%(e)	0.01%	0.01%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.80%	0.79%	0.79%	0.80%	0.83%	0.45%	0.26%		0.14%		0.16%	0.21%
Ratio of expenses to average net assets(c)	0.80%	0.79%	0.79%	0.80%	0.83%	0.53%	0.51%		0.51%		0.51%	0.52%
Ratio of expense reductions to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%	–	–		–		–	–
Ratio of net investment income (loss) to average net assets(b)	2.04%	1.97%	1.90%	2.53%	2.33%	0.08%	0.01%		0.01%		0.01%	0.01%
Ratio of net investment income (loss) to average net assets(c)	2.04%	1.97%	1.90%	2.53%	2.33%	(0.00)%	(0.24)%		(0.36)%		(0.34)%	(0.30)%
Portfolio turnover rate	40%	21%	31%	27%	23%	N/A	N/A		N/A		N/A	N/A
Number of shares outstanding at end of period (000’s)	83,103	93,244	94,932	94,131	94,998	330,780	343,490		343,881		367,402	378,729
Net assets at end of period (000’s)	$876,165	$818,993	$990,964	$1,077,192	$913,025	$330,783	$343,490		$343,363		$366,768	$378,086

(a)	Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from the effect of payments by an affiliate.
(f)	The Fund’s performance figure was increased by less than 0.01% from the effect of payments by an affiliate.

  FINANCIAL HIGHLIGHTS

	International Equities Index Fund					Mid Cap Index Fund
	Year Ended May 31,					Year Ended May 31,
	2017	2016	2015	2014	2013	2017	2016	2015	2014	2013

PER SHARE DATA
Net asset value at beginning of period	$6.22	$7.13	$7.44	$6.47	$5.22	$24.87	$28.52	$27.24	$24.44	$19.74

Income (loss) from investment operations:
Net investment income (loss)(d)	0.17	0.16	0.19	0.23	0.17	0.30	0.32	0.32	0.28	0.29
Net realized and unrealized gain (loss) on investments and foreign currencies	0.81	(0.89)	(0.25)	0.92	1.25	3.91	(1.06)	2.86	3.99	5.38

Total income (loss) from investment operations	0.98	(0.73)	(0.06)	1.15	1.42	4.21	(0.74)	3.18	4.27	5.67

Distributions from:
Net investment income	(0.18)	(0.18)	(0.25)	(0.18)	(0.17)	(0.34)	(0.34)	(0.29)	(0.31)	(0.22)
Net realized gain on securities	–	–	–	–	–	(2.31)	(2.57)	(1.61)	(1.16)	(0.75)

Total distributions	(0.18)	(0.18)	(0.25)	(0.18)	(0.17)	(2.65)	(2.91)	(1.90)	(1.47)	(0.97)

Net asset value at end of period	$7.02	$6.22	$7.13	$7.44	$6.47	$26.43	$24.87	$28.52	$27.24	$24.44

TOTAL RETURN(a)	15.98%	(9.99)%	(0.57)%	17.90%	27.39%	16.94%	(0.69)%	11.92%	17.69%	29.61%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.44%	0.43%	0.44%	0.46%	0.53%	0.36%	0.36%	0.36%	0.36%	0.38%
Ratio of expenses to average net assets(c)	0.44%	0.43%	0.44%	0.46%	0.53%	0.36%	0.36%	0.36%	0.36%	0.38%
Ratio of expense reductions to average net assets	–	–	–	–	–	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	2.62%	2.52%	2.62%	3.27%	2.85%	1.14%	1.23%	1.15%	1.06%	1.33%
Ratio of net investment income (loss) to average net assets(c)	2.62%	2.52%	2.62%	3.27%	2.85%	1.14%	1.23%	1.15%	1.06%	1.33%
Portfolio turnover rate	11%	4%	40%	60%	51%	14%	15%	13%	11%	8%
Number of shares outstanding at end of period (000’s)	155,797	159,381	151,718	157,825	154,632	128,379	119,786	116,969	116,691	119,703
Net assets at end of period (000’s)	$1,093,865	$991,380	$1,081,174	$1,174,840	$1,000,950	$3,392,738	$2,979,477	$3,335,644	$3,179,031	$2,925,308

(a)	Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

  FINANCIAL HIGHLIGHTS

	Nasdaq-100® Index Fund					Science & Technology Fund
	Year Ended May 31,					Year Ended May 31,
	2017	2016	2015	2014	2013	2017	2016	2015	2014	2013

PER SHARE DATA
Net asset value at beginning of period	$9.92	$10.36	$8.71	$6.98	$6.03	$21.30	$26.68	$24.83	$19.19	$15.84

Income (loss) from investment operations:
Net investment income (loss)(d)	0.07	0.08	0.07	0.10	0.07	(0.01)	(0.02)	(0.03)	(0.04)	0.03
Net realized and unrealized gain (loss) on investments and foreign currencies	2.73	(0.02)	1.79	1.74	1.06	6.56	(0.71)	4.70	5.71	3.32

Total income (loss) from investment operations	2.80	0.06	1.86	1.84	1.13	6.55	(0.73)	4.67	5.67	3.35

Distributions from:
Net investment income	(0.08)	(0.07)	(0.09)	(0.07)	(0.03)	–	–	–	(0.03)	–
Net realized gain on securities	(0.53)	(0.43)	(0.12)	(0.04)	(0.15)	(1.85)	(4.65)	(2.82)	–	–

Total distributions	(0.61)	(0.50)	(0.21)	(0.11)	(0.18)	(1.85)	(4.65)	(2.82)	(0.03)	–

Net asset value at end of period	$12.11	$9.92	$10.36	$8.71	$6.98	$26.00	$21.30	$26.68	$24.83	$19.19

TOTAL RETURN(a)	28.88%	1.18%	21.42%	26.44%	19.16%	31.82%	0.39%	19.52%	29.55%	21.15%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.53%	0.53%	0.53%	0.53%	0.53%	0.99%	0.99%	0.98%	0.99%	1.02%
Ratio of expenses to average net assets(c)	0.55%	0.56%	0.54%	0.57%	0.57%	0.99%	0.99%	0.98%	0.99%	1.02%
Ratio of expense reductions to average net assets	–	–	–	0.00%	–	0.01%	0.01%	0.01%	0.01%	0.01%
Ratio of net investment income (loss) to average net assets(b)	0.67%	0.80%	0.72%	1.28%	1.06%	(0.06)%	(0.07)%	(0.12)%	(0.18)%	0.15%
Ratio of net investment income (loss) to average net assets(c)	0.66%	0.78%	0.71%	1.25%	1.02%	(0.06)%	(0.07)%	(0.12)%	(0.18)%	0.15%
Portfolio turnover rate	4%	8%	7%	8%	5%	92%	107%	101%	102%	99%
Number of shares outstanding at end of period (000’s)	32,558	32,164	31,854	29,275	29,011	43,461	43,694	38,035	37,726	40,253
Net assets at end of period (000’s)	$394,400	$319,222	$330,077	$255,120	$202,595	$1,130,159	$930,756	$1,014,902	$936,688	$772,614

(a)	Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

  FINANCIAL HIGHLIGHTS

	Small Cap Index Fund					Stock Index Fund
	Year Ended May 31,					Year Ended May 31,
	2017	2016	2015	2014	2013	2017	2016	2015	2014	2013

PER SHARE DATA
Net asset value at beginning of period	$17.91	$21.23	$20.40	$18.13	$14.03	$33.14	$36.60	$34.65	$30.07	$24.50

Income (loss) from investment operations:
Net investment income (loss)(d)	0.21	0.24	0.24	0.21	0.24	0.61	0.63	0.62	0.55	0.53
Net realized and unrealized gain (loss) on investments and foreign currencies	3.43	(1.86)	1.99	2.80	4.06	4.96	(0.59)	3.29	5.38	5.91

Total income (loss) from investment operations	3.64	(1.62)	2.23	3.01	4.30	5.57	0.04	3.91	5.93	6.44

Distributions from:
Net investment income	(0.23)	(0.25)	(0.23)	(0.26)	(0.20)	(0.57)	(0.89)	(0.60)	(0.56)	(0.46)
Net realized gain on securities	(1.09)	(1.45)	(1.17)	(0.48)	–	(1.67)	(2.61)	(1.36)	(0.79)	(0.41)

Total distributions	(1.32)	(1.70)	(1.40)	(0.74)	(0.20)	(2.24)	(3.50)	(1.96)	(1.35)	(0.87)

Net asset value at end of period	$20.23	$17.91	$21.23	$20.40	$18.13	$36.47	$33.14	$36.60	$34.65	$30.07

TOTAL RETURN(a)	20.25%	(6.05)%	11.23%	16.64%	30.91%	17.08%	1.38%	11.41%	20.01%	26.86%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.41%	0.42%	0.40%	0.40%	0.44%	0.34%	0.35%	0.34%	0.35%	0.36%
Ratio of expenses to average net assets(c)	0.41%	0.42%	0.40%	0.40%	0.44%	0.34%	0.35%	0.34%	0.35%	0.36%
Ratio of expense reductions to average net assets	–	–	–	–	–	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	1.07%	1.26%	1.15%	1.03%	1.51%	1.75%	1.83%	1.68%	1.71%	1.94%
Ratio of net investment income (loss) to average net assets(c)	1.07%	1.26%	1.15%	1.03%	1.51%	1.75%	1.83%	1.68%	1.71%	1.94%
Portfolio turnover rate	12%	13%	14%	13%	12%	3%	3%	3%	4%	3%
Number of shares outstanding at end of period (000’s)	59,190	55,029	52,734	54,260	54,297	124,560	124,483	123,499	129,109	132,191
Net assets at end of period (000’s)	$1,197,209	$985,833	$1,119,463	$1,106,865	$984,357	$4,542,334	$4,125,329	$4,519,626	$4,473,003	$3,974,531

(a)	Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
(b)	Includes, if any, expense reimbursements, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

Appendix A
VALIC Company I
Fund	Investment Objective	Principal Investment Strategy	Principal Risk Factors	Principal Investment Techniques
Blue Chip Growth Fund	Long-term capital growth, and secondarily income	Growth	• Management risk	The Fund pursues long-term capital appreciation by investing, under normal circumstances, at least 80% of net assets in the common stocks of large- and mid-cap blue chip growth companies.
• Equity securities risk
• Growth style risk
• Large- and mid-cap company risk
• Market risk
• Securities lending risk
• Technology sector risk
Broad Cap Value Income Fund	Total return through capital appreciation and secondarily, income	Value	• Management risk	Under normal circumstances, the Fund invests primarily in equity securities of U.S. large- and mid-cap companies that the Subadviser believes are undervalued.Under normal circumstances at least 80% of the Fund’s net assets will be invested in common stocks, but it may also invest in other equity securities that the Subadviser believes provide opportunities for total return.
• Currency risk
• Equity securities risk
• Depositary receipts risk
• Foreign investment risk
• Large- and mid-cap company risk
• Market risk
• Value style risk
• Small-cap company risk
• Sector risk
• Securities lending risk
Capital Conservation Fund	High total return	Total Return	• Management risk	The Fund invests in investment grade bonds to seek to provide you with the highest possible total return from current income and capital gains while preserving your investment.
• Call or prepayment risk
• Credit risk
• Currency risk
• Interest rate risk
• Foreign investment risk
• Market risk
• Mortgage-backed securities risk
• Asset-backed securities risk
• Risk of investing in money market securities
• Active trading risk
• Securities lending risk
• U.S. government obligations risk
Core Equity Fund	Long-term growth of capital through investment primarily in equity securities	Growth	• Management risk	The Fund invests primarily in quality large-cap companies with long-term growth potential. The Fund invests, under normal circumstances, at least 80% of net assets, at the time of purchase, in equity securities, consisting primarily of common stocks.
• Growth style risk
• Equity securities risk
• Large-cap company risk
• Market risk
• Securities lending risk

Appendix A
Fund	Investment Objective	Principal Investment Strategy	Principal Risk Factors	Principal Investment Techniques
Dividend Value Fund	Capital growth by investing in common stocks, and secondarily income	Value	• Management risk	The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of equity securities including common stock, preferred stock and convertible securities. Under normal circumstances, the Fund will invest at least 80% of its net assets in dividend paying equity securities. The Fund may invest in securities of companies with any market capitalization, but will generally focus on large cap securities. In selecting portfolio securities, one of the Subadvisers will generally employ a value-oriented analysis, but may purchase equity securities based on a growth-oriented analysis when such securities pay dividends or the Subadviser believes such securities have particularly good prospects for capital appreciation. The other Subadviser uses rules-based strategies to select portfolio securities.
• Equity securities risk
• Growth style risk
• Value style risk
• Convertible securities risk
• Preferred stock risk
• Income producing stock availability risk
• Large-cap company risk
• Market risk
• Mid-cap company risk
• Small-cap company risk
• Securities lending risk
Emerging Economies Fund	Capital appreciation	Emerging Countries	• Management risk	Under normal circumstances, the Fund invests at least 80% of value of its net assets in equity securities of emerging market companies and other investments that are tied economically to emerging markets.
• Foreign investment risk
• Emerging markets risk
• Currency risk
• Geographic risk
• Equity securities risk
• Preferred stock risk
• Depositary receipts risk
• Large-cap company risk
• Mid-cap company risk
• Small-cap company risk
• Derivatives risk
• Hedging risk
• Market risk
• Value style risk
• Securities lending risk

Appendix A
Fund	Investment Objective	Principal Investment Strategy	Principal Risk Factors	Principal Investment Techniques
Foreign Value Fund	Long-term growth of capital	International Value	• Management risk	Under normal market conditions, the Fund invests predominately in equity securities of companies located outside the U.S., including in emerging markets. The equity securities in which the Fund invests are primarily common stocks. Typically, the Fund will invest at least 80% of its net assets in foreign securities, which may include emerging markets and depositary receipts.
• Equity securities risk
• Emerging markets risk
• Foreign investment risk
• Currency risk
• Depositary receipts risk
• Geographic risk
• Market risk
• Value style risk
• Securities lending risk
Global Real Estate Fund	High total return through long-term growth of capital and current income	Real estate and real estate-related securities	• Management risk	The Fund invests, under normal circumstances, at least 80% of its net assets in a diversified portfolio of equity investments in real estate and real estate-related companies.
• Real estate investments risk
• REITs risk
• Equity securities risk
• Currency risk
• Emerging markets risk
• Foreign investment risk
• Geographic risk
• Market risk
• Mid-cap company risk
• Small-cap company risk
• Synthetic securities risk
• Securities lending risk
Government Securities Fund	High current income and protection of capital through investments in intermediate and long-term U.S. Government debt securities	U.S. Government obligations	• U.S. government obligations risk	The Fund invests at least 80% of net assets in intermediate- and long-term U.S. Government and government sponsored debt securities.
• Credit risk
• Interest rate risk
• Call or prepayment risk
• Currency risk
• Foreign investment risk
• Market risk
• Mortgage-backed securities risk
• Asset-backed securities risk
• Securities lending risk
• Risks of investing in money market securities
• Repurchase agreements risk

Appendix A
Fund	Investment Objective	Principal Investment Strategy	Principal Risk Factors	Principal Investment Techniques
Growth Fund	Long-term capital growth	Growth	• Asset allocation risk	The Fund attempts to achieve its investment objective by allocating its assets among four investment strategies: a growth strategy, a U.S. premier large cap growth strategy, a disciplined growth strategy and an international growth strategy.
• Management risk
• Equity securities risk
• Currency risk
• Foreign investment risk
• Emerging markets risk
• Growth style risk
• Information risk
• Large-cap company risk
• Market risk
• Price volatility risk
• Securities lending risk
Growth & Income Fund	Long-term growth of capital and secondarily, current income	Growth and income	• Management risk	The Fund invests in stocks that provide long-term growth potential. As a secondary goal, the Fund invests in stocks that will provide current income. The Subadviser uses a bottom-up, disciplined investment process. The Subadviser seeks to achieve the Fund’s investment objective through stock selection grounded in proprietary fundamental research and disciplined portfolio construction. Individual securities are ranked within industry sectors based on the attractiveness of their valuations. The Subadviser believes this approach may reduce the market timing, sector and style risks typically associated with active portfolio management while maintaining risk characteristics similar to the Fund’s benchmark.
• Equity securities risk
• Large-cap company risk
• Growth style risk
• Market risk
• Securities lending risk
• Value style risk
Inflation Protected Fund	Maximum real return, consistent with appreciation of capital and prudent investment management	Inflation-indexed fixed income securities	• Risks of investing in inflation-indexed securities	The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in inflation-indexed fixed income securities issued by domestic and foreign governments (including those in emerging market countries), their agencies or instrumentalities, and corporations.
• Risks of inflation indexing methodology
• Call or prepayment risk
• Credit risk
• Foreign investment risk
• Emerging markets risk
• Currency risk
• Interest rate risk
• Market risk
• U.S. government obligations risk
• Foreign sovereign debt risk
• Securities lending risk

Appendix A
Fund	Investment Objective	Principal Investment Strategy	Principal Risk Factors	Principal Investment Techniques
International Equities Index Fund	Long-term growth of capital through investments in equity securities that, as a group, are expected to provide investment results closely corresponding to the performance of the MSCI EAFE Index	Index	• Equity securities risk	The Fund is managed to seek to track the performance of the MSCI EAFE Index, which measures the stock performance of large- and mid-cap companies in developed countries outside the U.S.
• Index risk
• Foreign investment risk
• Currency risk
• Geographic risk
• Large- and mid-cap company risk
• Market risk
• Securities lending risk
International Government Bond Fund	High current income through investments primarily in investment grade debt securities issued or guaranteed by foreign governments	Foreign government fixed income securities	• Call or prepayment risk	The Fund aims to provide foreign investment opportunities primarily in investment grade government and government sponsored debt securities. Under normal circumstances, at least 80% of net assets of the Fund must be government issued, sponsored or guaranteed.
• Credit risk
• Currency risk
• Derivatives risk
• Hedging risk
• Emerging markets risk
• Foreign investment risk
• Foreign sovereign debt risk
• Interest rate risk
• Junk bond risk
• Market risk
• Non-diversification risk
• Risks of investing in money market securities
• U.S. government obligations risk
• Securities lending risk

Appendix A
Fund	Investment Objective	Principal Investment Strategy	Principal Risk Factors	Principal Investment Techniques
International Growth Fund	Capital growth through investments primarily in equity securities of issuers in developed foreign countries	International growth	• Management risk	Each of the Fund’s Subadvisers uses a proprietary investment strategy to invest in stocks of companies that they believe will increase in value over time. The Fund will usually purchase equity securities of foreign companies.
• Credit risk
• Currency risk
• Depositary receipts risk
• Derivatives risk
• Emerging markets risk
• Equity securities risk
• Foreign investment risk
• Foreign sovereign debt risk
• Interest rate risk
• U.S. government obligations risk
• Geographic risk
• Growth style risk
• Market risk
• Price volatility risk
• Large-cap company risk
• Mid-cap company risk
• Preferred stock risk
• Securities lending risk
Large Cap Core Fund	Capital growth with the potential for current income	Core	• Management risk	The Fund invests, under normal circumstances, at least 80% of its net assets in the common stocks of large-cap U.S. companies. The Fund invests in equity securities of U.S. companies that have large market capitalization (generally over $2 billion) that the Subadviser believes are undervalued and have the potential for long-term growth and current income.
• Equity securities risk
• Currency risk
• Foreign investment risk
• Growth stock risk
• Large-cap company risk
• Market risk
• Securities lending risk
• Value style risk
• Depository receipts risk
• Sector risk
Large Capital Growth Fund	Long-term growth of capital	Growth	• Management risk	The Fund seeks to meet its objective by investing, normally, at least 80% of its net assets in securities of large-cap companies. In complying with this 80% investment requirement, the Fund will invest primarily in common stocks.
• Equity securities risk
• Currency risk
• Foreign investment risk
• Large-cap company risk
• Growth stock risk
• Market risk
• Securities lending risk

Appendix A
Fund	Investment Objective	Principal Investment Strategy	Principal Risk Factors	Principal Investment Techniques
Mid Cap Index Fund	Growth of capital through investments primarily in a diversified portfolio of common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the S&P Mid Cap 400® Index	Index	• Index risk	The Fund is managed to seek to track the performance of the S&P Mid Cap 400® Index, which measures the performance of the mid-capitalization sector of the U.S. equity market.Under normal circumstances, at least 80% of the Fund’s net assets are invested in stocks that are in the Index.
• Equity securities risk
• Market risk
• Mid-cap company risk
• Securities lending risk
Mid Cap Strategic Growth Fund	Long-term capital growth	Growth	• Management risk	The Subadvisers seek long-term capital growth by investing primarily in growth-oriented equity securities of U.S. domestic and foreign mid-cap companies.Under normal circumstances, at least 80% of the Fund’s net assets will be invested in common stocks of mid-cap companies.
• Currency risk
• Equity securities risk
• Foreign investment risk
• Emerging markets risk
• Growth style risk
• Market risk
• Privately placed securities risk
• Mid-cap company risk
• Securities lending risk
Small Cap Aggressive Growth Fund	Capital growth	Growth	• Management risk	The Fund normally invests at least 80% of its net assets in small-cap companies. The Fund typically invests most of its assets in securities of U.S. companies but may also invest a portion of its assets in foreign securities (up to 10% of net assets).
• Active trading risk
• Currency risk
• Equity securities risk
• Growth style risk
• Foreign investment risk
• Market risk
• Securities lending risk
• Small-cap company risk
Small Cap Fund	Long-term capital growth by investing primarily in the stocks of small companies	Growth and Value	• Management risk	The Fund normally invests at least 80% of net assets in stocks of small companies. Stock selection may reflect a growth or a value investment approach or a combination of both.
• Equity securities risk
• Market risk
• Securities lending risk
• Small-cap company risk
• Growth style risk
• Value style risk
• Micro-cap company risk

Appendix A
Fund	Investment Objective	Principal Investment Strategy	Principal Risk Factors	Principal Investment Techniques
Small Cap Index Fund	Growth of capital through investment primarily in a diversified portfolio of common stocks that, as a group, the Subadviser believes may provide investment results closely corresponding to the Russell 2000® Index	Index	• Index risk	The Fund is managed to seek to track the performance of the Russell 2000® Index, which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.The Fund invests under normal circumstances at least 80% of net assets in stocks that are in the Index.
• Market risk
• Equity securities risk
• Securities lending risk
• Small-cap company risk
Small Cap Special Values Fund	Growth of capital by investing primarily in common stocks	Value	• Management risk	Under normal market conditions, the Fund invests at least 80% of its net assets in common stocks of domestic small-cap companies. The Subadvisers look for significantly undervalued companies that they believe have the potential for above-average appreciation with below-average risk.
• Equity securities risk
• Value style risk
• Market risk
• Securities lending risk
• Small-cap company risk
Small-Mid Growth Fund	Capital growth by investing primarily in common stocks	Growth	• Management risk	The Fund pursues its investment objective by investing primarily in common stocks selected for their growth potential. In pursuing that objective, under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of small- and mid-cap companies located in domestic (U.S.) markets.
• Equity securities risk
• Growth style risk
• Mid-cap company risk
• Small-cap company risk
• Market risk
• Securities lending risk
• Active trading risk

Appendix A
Fund	Investment Objective	Principal Investment Strategy	Principal Risk Factors	Principal Investment Techniques
Stock Index Fund	Long-term capital growth through investment in common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the S&P 500 Index	Index	• Index risk	The Fund is managed to seek to track the performance of the S&P 500® Index, which measures the stock performance of 500 large- and mid-cap companies and is often used to indicate the performance of the overall stock market.The Fund invests, under normal circumstances, at least 80% of net assets in stocks that are in the Index.
• Equity securities risk
• Large- and mid-cap company risk
• Market risk
• Securities lending risk
• Management risk
Value Fund	Long-term total return which consists of capital appreciation and income	Value	• Management risk	The Fund attempts to achieve its objective by investing in common stocks of companies that the Subadviser has identified as financially sound but out-of-favor that provide above-average potential total returns and sell at below-average price/earnings multiples.
• Equity securities risk
• Currency risk
• Foreign investment risk
• Emerging markets risk
• Large- and mid-cap company risk
• Small-cap company risk
• Market risk
• Value style risk
• Securities lending risk
VALIC Company II
Fund	Investment Objective	Principal Investment Strategy	Principal Risk Factors	Principal Investment Techniques
Capital Appreciation Fund	Capital appreciation	Growth	• Management risk	The Fund invests in the equity securities of U.S. companies and depositary receipts relating to equity securities. The Subadviser seeks to identify growth opportunities for the Fund.
• Mid-cap company risk
• Depositary receipts risk
• Equity securities risk
• Large-cap company risk
• Market risk
• Small-cap company risk
• Warrant risk
• Securities lending risk

Appendix A
Fund	Investment Objective	Principal Investment Strategy	Principal Risk Factors	Principal Investment Techniques
Core Bond Fund	High total return	Fixed income	• Management risk	The Fund invests, under normal circumstances, at least 80% of net assets in medium- to high-quality fixed income securities, including corporate debt securities of domestic and foreign companies, or in securities issued or guaranteed by the U.S. Government, mortgage-backed or asset-backed securities. A significant portion of the Fund’s U.S. government securities may be issued or guaranteed by the Federal National Mortgage Association (“FNMA”), the Federal Home Loan Mortgage Corporation (“FHLMC”) or the Government National Mortgage Association (“GNMA”).
Although the Fund invests primarily in medium- to high-quality fixed income securities, which are considered investment-grade, up to 20% of its net assets may be invested in lower-quality fixed income securities (often referred to as “junk bonds”), which are considered below investment-grade.
• Active trading risk
• Credit risk
• Foreign investment risk
• Interest rate risk
• Junk bond risk
• Market risk
• Mortgage-backed securities risk
• Non-mortgage asset-backed securities risk
• Call or prepayment risk
• Emerging markets risk
• Currency risk
• U.S. government obligations risk
• Securities lending risk
High Yield Bond Fund	High total return and income	Fixed income	• Junk bond risk	At least 80% of the Fund’s net assets are invested, under normal circumstances, in high-yield, below-investment grade fixed income securities (often referred to as “junk bonds”). The Fund may also invest up to 20% of its net assets in below-investment grade foreign fixed income securities.
• Management risk
• Call or prepayment risk
• Credit risk
• Foreign investment risk
• Interest rate risk
• Market risk
• Securities lending risk
International Opportunities Fund	Long-term capital appreciation	International	• Management risk	Under normal market conditions, at least 80% of the Fund’s net assets will be invested in equity and equity-related securities of small to mid-cap companies throughout the world, excluding the United States. The Fund may hold foreign currencies and non-dollar denominated foreign securities.
• Growth style risk
• Equity securities risk
• Emerging markets risk
• Foreign investment risk
• Depositary receipts risk
• Geographic risk
• Market risk
• Securities lending risk
• Small-cap company risk
• Mid-cap company risk

Appendix A
Fund	Investment Objective	Principal Investment Strategy	Principal Risk Factors	Principal Investment Techniques
Large Cap Value Fund	Total return	Value	• Management risk	The Fund invests, under normal circumstances, at least 80% of net assets in a portfolio comprised of equity securities of large market capitalization companies traded in the U.S. that are deemed to be attractive by the portfolio management team.
• Equity securities risk
• Large-cap company risk
• Market risk
• Foreign investment risk
• Securities lending risk
• Value style risk
Mid Cap Growth Fund	Long-term capital appreciation	Growth	• Management risk	This Fund invests, under normal circumstances, at least 80% of net assets in the equity securities and equity related instruments of mid-cap companies. The Fund invests primarily in common stocks of companies that the Subadviser believes have the potential for long-term, above-average earnings growth.
• Growth style risk
• Equity securities risk
• Active trading risk
• Convertible securities risk
• Depositary receipts risk
• Foreign investment risk
• Market risk
• Mid-cap company risk
• Sector risk
• Small-cap company risk
• Special situations risk
• Preferred stock risk
• Securities lending risk
Mid Cap Value Fund	Capital growth	Value	• Management risk	The Fund invests, under normal circumstances, at least 80% of net assets in equity securities of mid-cap companies. The Subadvisers use value-oriented investment approaches to identify companies in which to invest the Fund’s assets.
The Fund may also invest in Depositary Receipts, which are instruments issued by a bank that represent an interest in a foreign issuer’s securities.
• Value style risk
• Equity securities risk
• Foreign investment risk
• Depositary receipts risk
• Market risk
• Mid-cap company risk
• Securities lending risk

Small Cap Growth Fund	Long-term capital growth	Growth	• Management risk	Under normal market conditions, the Fund invests at least 80% of net assets in the equity securities of small cap companies. Typically, the Fund invests in securities of companies with a history of above-average growth, as well as companies expected to have above-average growth.
• Growth style risk
• Equity securities risk
• Market risk
• Small-cap company risk
• Securities lending risk

Appendix A
Fund	Investment Objective	Principal Investment Strategy	Principal Risk Factors	Principal Investment Techniques
Small Cap Value Fund	Maximum long term return	Value	• Management risk	The Fund invests, under normal circumstances, at least 80% of its net assets in equity securities of small-cap companies. The Subadvisers will use a value-oriented approach. Companies will be selected based upon valuation characteristics such as price-to-cash flow ratios which are at a discount to market averages.
• Value style risk
• Equity securities risk
• Market risk
• Small-cap company risk
• Securities lending risk

Appendix A
Fund	Investment Objective	Principal Investment Strategy	Principal Risk Factors	Principal Investment Techniques
Socially Responsible Fund	Growth of capital	Specialty Growth	• Equity securities risk	The Fund invests, under normal circumstances, at least 80% of its net assets in the equity securities of U.S. companies meeting the Fund’s social criteria. The Fund does not invest in companies that are significantly engaged in:
• the manufacture or distribution of civilian firearms, military weapons or weapons delivery systems;
• the manufacture or distribution of alcoholic beverages or tobacco products;
• the operation of gambling-related businesses;
• the production of nuclear energy;
• have a history of poor labor-management relations;
• engage in businesses or have products that have a severely negative impact on the environment;
• have significant business operations in countries whose governments pose human rights concerns; operate businesses that have a significantly adverse impact on the communities in which they are located;
• engage in businesses or have products that have a severely negative impact on their customers, which may include companies that have products that pose safety or health concerns, engage in practices that are anti-competitive or have marketing that is inappropriate or misleading; and
• have a history of poor business ethics, which may include companies that have incidents of bribery or fraud, or poor governance structures.
• Preferred stock risk
• Convertible securities risk
• Foreign investment risk
• Market risk
• Social criteria risk
• Securities lending risk

Appendix A
Fund	Investment Objective	Principal Investment Strategy	Principal Risk Factors	Principal Investment Techniques
Strategic Bond Fund	High total return and income	Fixed income	• Management risk	The Fund invests, under normal circumstances, at least 80% of its net assets in a broad range of fixed income securities. Up to 50% of the Fund’s total assets may be invested in foreign securities. Up to 25% of the Fund’s total assets may be invested in foreign emerging market debt (both U.S. and non-U.S. dollar denominated), including, both sovereign and corporate debt rated C or higher by Moody’s or CC or higher by S&P, or of comparable quality if unrated.
• Active trading risk
• Call or prepayment risk
• Credit risk
• Emerging markets risk
• Foreign investment risk
• Interest rate risk
• Loan risk
• Junk bond risk
• Market risk
• Mortgage-backed securities risk
• non-mortgage asset-backed securities risk
• U.S. government obligations risk
• Securities lending risk

Interested in Learning More?
The Statement of Additional Information (SAI) incorporated by reference into this prospectus contains additional information about VC I’s operations.
Further information about the Funds’ investments is available in VC I’s annual and semi-annual reports to shareholders. VC I’s annual report discusses market conditions and investment strategies that significantly affected the Funds’ performance results during its last fiscal year.
VALIC can provide you with a free copy of these materials or other information about VC I. You may reach VALIC by calling 1-800-448-2542 or by writing to P.O. Box 15648, Amarillo, Texas 79105-5648. VC I’s prospectus, SAI, and shareholder reports are available online at www.valic.com/prospectus-and-reports/annuities.
The Securities and Exchange Commission (SEC) maintains copies of these documents, which are available on the EDGAR Database on the SEC’s web site at www.sec.gov. If you wish to review a paper filing or to request that documents be mailed to you, contact the SEC by writing to: SEC Public Reference Room, Washington, DC 20549-6009; or call the SEC at 202-551-8090. You may also request a paper copy from the SEC electronically at publicinfo@sec.gov. A duplicating fee will be assessed for all copies provided by the SEC.
Investment Company Act filing number 811-03738